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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08261

Madison Funds
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI 53711
(Address of principal executive offices)(Zip code)

Kevin S. Thompson
Madison Asset Management, LLC
Chief Legal Officer

550 Science Drive
Madison, WI 53711
(Name and address of agent for service)

Registrant's telephone number, including area code: 608-274-0300

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Madison Funds®
Quarterly Portfolio Holdings Report
January 31, 2019

MADISON CONSERVATIVE ALLOCATION FUND
MADISON MODERATE ALLOCATION FUND
MADISON AGGRESSIVE ALLOCATION FUND

MADISON GOVERNMENT MONEY MARKET FUND

MADISON TAX-FREE VIRGINIA FUND
MADISON TAX-FREE NATIONAL FUND

MADISON HIGH QUALITY BOND FUND
MADISON CORE BOND FUND
MADISON CORPORATE BOND FUND
MADISON HIGH INCOME FUND

MADISON DIVERSIFIED INCOME FUND
MADISON COVERED CALL & EQUITY INCOME FUND
MADISON DIVIDEND INCOME FUND
MADISON LARGE CAP VALUE FUND
MADISON INVESTORS FUND
MADISON MID CAP FUND
MADISON SMALL CAP FUND
MADISON INTERNATIONAL STOCK FUND

Madison Funds | January 31, 2019

Conservative Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
INVESTMENT COMPANIES - 98.1%
Alternative Funds - 1.0%
Invesco Optimum Yield Diversified Commodity Strategy	42,142	$681,436

Bond Funds - 64.2%
Baird Aggregate Bond Fund Institutional Shares	485,075	5,156,345
iShares 20+ Year Treasury Bond ETF (A)	22,417	2,734,201
iShares TIPS Bond Fund ETF	31,207	3,466,162
Madison Core Bond Fund Class Y (B)	1,262,978	12,301,409
Madison Corporate Bond Fund Class Y (B)	346,961	3,868,620
Schwab Intermediate-Term U.S. Treasury ETF	83,207	4,424,948
Vanguard Short-Term Corporate Bond ETF (A)	64,106	5,063,092
Vanguard Short-Term Treasury ETF	108,181	6,516,823
		43,531,600
Foreign Stock Funds - 11.3%
iShares MSCI Japan ETF (A)	15,963	866,472
iShares MSCI United Kingdom ETF	10,781	339,494
SPDR S&P Emerging Asia Pacific ETF	13,154	1,246,078
Vanguard FTSE All-World ex-U.S. ETF	54,103	2,652,670
Vanguard FTSE Emerging Markets ETF	32,491	1,357,474
Vanguard FTSE Europe ETF	17,018	882,724
WisdomTree Japan Hedged Equity Fund (A)	7,026	351,300
		7,696,212
Stock Funds - 21.6%
Energy Select Sector SPDR Fund	2,885	184,005
iShares Core S&P Mid-Cap ETF	385	70,513
iShares Edge MSCI Minimum Volatility USA ETF	18,322	1,014,306
Madison Dividend Income Fund Class Y (B)	204,154	4,999,736
Madison Investors Fund Class Y (B)	240,767	4,899,608
Madison Mid Cap Fund Class Y (B)	36,323	348,341
Vanguard Consumer Staples ETF (A)	2,527	349,484
Vanguard Growth ETF	6,124	898,329
Vanguard Information Technology ETF (A)	5,611	1,010,878
Vanguard Value ETF (A)	8,341	873,803
		14,649,003
Total Investment Companies ( Cost $66,497,308 )		66,558,251
SHORT-TERM INVESTMENTS - 4.6%
State Street Institutional U.S. Government Money Market Fund, 2.32%, Premier Class (C)	1,487,501	1,487,501
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43% (C) (D)	1,584,579	1,584,579
Total Short-Term Investments ( Cost $3,072,080 )		3,072,080
TOTAL INVESTMENTS - 102.7% ( Cost $69,569,388 )		69,630,331
NET OTHER ASSETS AND LIABILITIES - (2.7%)		(1,802,346)
TOTAL NET ASSETS - 100.0%		$67,827,985

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2019

Conservative Allocation Fund Portfolio of Investments (unaudited)

(A)
All or a portion of these securities, with an aggregate fair value of $3,989,480, are on loan as part of a securities lending program. See footnote (D) and Note 4 for details on the securities lending program.

(B)	Affiliated Company.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
TIPS	Treasury Inflation Protected Security.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2019

Moderate Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
INVESTMENT COMPANIES - 98.6%
Alternative Funds - 1.8%
Invesco Optimum Yield Diversified Commodity Strategy	144,098	$2,330,065

Bond Funds - 39.7%
Baird Aggregate Bond Fund Institutional Shares	809,712	8,607,234
iShares 20+ Year Treasury Bond ETF (A)	35,692	4,353,354
iShares TIPS Bond Fund ETF	21,088	2,342,244
Madison Core Bond Fund Class Y (B)	1,761,302	17,155,083
Schwab Intermediate-Term U.S. Treasury ETF	100,198	5,328,530
Vanguard Short-Term Corporate Bond ETF	101,780	8,038,584
Vanguard Short-Term Treasury ETF	123,531	7,441,507
		53,266,536
Foreign Stock Funds - 19.9%
iShares MSCI Japan ETF (A)	56,032	3,041,417
iShares MSCI United Kingdom ETF	42,835	1,348,874
SPDR S&P Emerging Asia Pacific ETF (A)	49,597	4,698,324
Vanguard FTSE All-World ex-U.S. ETF	149,156	7,313,119
Vanguard FTSE Emerging Markets ETF	112,297	4,691,769
Vanguard FTSE Europe ETF	81,080	4,205,619
WisdomTree Japan Hedged Equity Fund (A)	27,401	1,370,050
		26,669,172
Stock Funds - 37.2%
Energy Select Sector SPDR Fund	10,584	675,048
iShares Core S&P Mid-Cap ETF	752	137,729
iShares Edge MSCI Minimum Volatility USA ETF	49,528	2,741,870
Madison Dividend Income Fund Class Y (B)	640,788	15,692,895
Madison Investors Fund Class Y (B)	770,385	15,677,330
Madison Large Cap Value Fund Class Y (B)	180,323	2,180,110
Madison Mid Cap Fund Class Y (B)	345,140	3,309,893
Vanguard Consumer Staples ETF (A)	4,916	679,883
Vanguard Growth ETF (A)	11,928	1,749,718
Vanguard Information Technology ETF	24,112	4,344,018
Vanguard Value ETF	26,022	2,726,065
		49,914,559
Total Investment Companies ( Cost $129,115,959 )		132,180,332
SHORT-TERM INVESTMENTS - 7.3%
State Street Institutional U.S. Government Money Market Fund, 2.32%, Premier Class (C)	4,348,586	4,348,586
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43% (C) (D)	5,487,065	5,487,065
		9,835,651
Total Short-Term Investments ( Cost $9,835,651 )		9,835,651
TOTAL INVESTMENTS - 105.9% ( Cost $138,951,610 )		142,015,983
NET OTHER ASSETS AND LIABILITIES - (5.9%)		(7,916,115)
TOTAL NET ASSETS - 100.0%		$134,099,868

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2019

Moderate Allocation Fund Portfolio of Investments (unaudited)

(A)
All or a portion of these securities, with an aggregate fair value of $5,407,971, are on loan as part of a securities lending program. See footnote (D) and Note 4 for details on the securities lending program.

(B)	Affiliated Company.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
TIPS	Treasury Inflation Protected Security.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2019

Aggressive Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 97.5%
Alternative Funds - 2.5%
Invesco Optimum Yield Diversified Commodity Strategy		93,451	$1,511,103

Bond Funds - 19.6%
iShares 20+ Year Treasury Bond ETF (A)		12,423	1,515,233
Madison Core Bond Fund Class Y (B)		475,590	4,632,246
Schwab Intermediate-Term U.S. Treasury ETF		34,002	1,808,227
Vanguard Short-Term Corporate Bond ETF		38,587	3,047,601
Vanguard Short-Term Treasury ETF		16,169	974,021
			11,977,328
Foreign Stock Funds - 26.8%
iShares MSCI Japan ETF		33,742	1,831,516
iShares MSCI United Kingdom ETF		29,163	918,343
SPDR S&P Emerging Asia Pacific ETF		29,011	2,748,212
Vanguard FTSE All-World ex-U.S. ETF		101,989	5,000,521
Vanguard FTSE Emerging Markets ETF		72,985	3,049,313
Vanguard FTSE Europe ETF		39,573	2,052,651
WisdomTree Japan Hedged Equity Fund (A)		15,469	773,450
			16,374,006
Stock Funds - 48.6%
Energy Select Sector SPDR Fund		7,175	457,622
iShares Core S&P Mid-Cap ETF		1,699	311,172
iShares Edge MSCI Minimum Volatility USA ETF		27,554	1,525,389
Madison Dividend Income Fund Class Y (B)		337,183	8,257,620
Madison Investors Fund Class Y (B)		412,462	8,393,600
Madison Large Cap Value Fund Class Y (B)		99,255	1,199,996
Madison Mid Cap Fund Class Y (B)		203,712	1,953,598
Vanguard Consumer Staples ETF (A)		3,347	462,890
Vanguard Growth ETF (A)		15,009	2,201,670
Vanguard Information Technology ETF		15,189	2,736,450
Vanguard Value ETF		20,366	2,133,542
			29,633,549
Total Investment Companies ( Cost $57,363,381 )			59,495,986
SHORT-TERM INVESTMENTS - 9.5%
State Street Institutional U.S. Government Money Market Fund, 2.32%, Premier Class (C)		3,051,629	3,051,629
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43% (C) (D)		2,752,193	2,752,193
Total Short-Term Investments ( Cost $5,803,822 )			5,803,822
TOTAL INVESTMENTS - 107.0% ( Cost $63,167,203 )			65,299,808
NET OTHER ASSETS AND LIABILITIES - (7.0%)			(4,282,166)
TOTAL NET ASSETS - 100.0%			$61,017,642

(A)
All or a portion of these securities, with an aggregate fair value of $4,302,264, are on loan as part of a securities lending program. See footnote (D) and Note 4 for details on the securities lending program.

(B)	Affiliated Company.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2019

Government Money Market Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 97.2%
Fannie Mae - 29.9%
2.369%, 3/7/19 (A)	$500,000	$498,902
2.321%, 2/6/19 (A)	315,000	314,899
2.359%, 2/26/19 (A)	640,000	638,971
2.412%, 2/27/19 (A)	570,000	569,026
2.431%, 3/6/19 (A)	110,000	109,760
2.395%, 3/20/19 (A)	800,000	797,546
2.431%, 3/27/19 (A)	730,000	727,388
2.448%, 4/10/19 (A)	500,000	497,733
2.310%, 4/18/19 (A)	250,000	248,781
		4,403,006
Federal Home Loan Bank - 31.3%
2.315%, 2/8/19 (A)	605,000	604,728
2.448%, 3/8/19 (A)	440,000	438,974
2.406%, 2/13/19 (A)	250,000	249,803
2.350%, 2/19/19 (A)	560,000	559,342
2.423%, 2/27/19 (A)	150,000	149,743
2.438%, 3/18/19 (A)	550,000	548,357
2.462%, 3/22/19 (A)	1,050,000	1,046,550
2.431%, 3/25/19 (A)	630,000	627,834
2.440%, 3/26/19 (A)	270,000	269,048
2.466%, 5/9/19 (A)	120,000	119,219
		4,613,598
Freddie Mac - 26.1%
2.387%, 2/25/19 (A)	410,000	409,360
2.270%, 2/12/19 (A)	150,000	149,896
2.387%, 2/21/19 (A)	425,000	424,447
2.417%, 3/11/19 (A)	300,000	299,250
2.389%, 4/2/19 (A)	650,000	647,465
2.392%, 4/8/19 (A)	310,000	308,667
2.369%, 4/17/19 (A)	275,000	273,671
2.441%, 4/24/19 (A)	210,000	208,857
2.370%, 5/21/19 (A)	840,000	833,972
2.365%, 5/28/19 (A)	295,000	292,752
		3,848,337
U.S. Treasury Notes - 9.9%
0.750%, 2/15/19 (A)	100,000	99,940
1.000%, 3/15/19 (A)	365,000	364,407
0.875%, 4/15/19 (A)	300,000	299,108
0.875%, 5/15/19 (A)	700,000	696,881
		1,460,336
Total U.S. Government and Agency Obligations ( Cost $14,325,277 )		14,325,277
	Shares
SHORT-TERM INVESTMENTS - 2.9%
State Street Institutional U.S. Government Money Market Fund, 2.32%, Premier Class (B)	430,150	430,150
Total Short-Term Investments ( Cost $430,150 )		430,150
TOTAL INVESTMENTS - 100.1% ( Cost $14,755,427 )		14,755,427
NET OTHER ASSETS AND LIABILITIES - (0.1%)		(19,401)
TOTAL NET ASSETS - 100.0%		$14,736,026

(A) Rate noted represents annualized yield at time of purchase.
(B) 7-day yield.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2019

Tax-Free Virginia Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
MUNICIPAL BONDS - 98.8%
Airport - 2.6%
Metropolitan Washington Airports Authority Revenue, Series A, AMT, 5%, 10/1/43	$500,000	$559,255

Development - 3.3%
Fairfax County Economic Development Authority, Series A, 5%, 10/1/26	150,000	174,744
Norfolk Economic Development Authority, 5%, 11/1/29	480,000	532,383
		707,127
Education - 10.6%
Henrico County Economic Development Authority, 4%, 4/15/42	220,000	221,896
Roanoke County Economic Development Authority, Series A, 5%, 9/1/30	400,000	455,428
Virginia College Building Authority, Series E, 5%, 2/1/23	500,000	563,005
Virginia Commonwealth University, Series A, 5%, 5/1/26	385,000	430,172
Virginia Public School Authority, (ST AID WITHHLDG), 3%, 2/1/30	305,000	308,685
Virginia Resources Authority, Series C, (MORAL OBLG), 4%, 11/1/32	250,000	271,695
		2,250,881
Facilities - 6.5%
Henry County Virginia Industrial Development Authority , 4.125%, 11/1/50	250,000	251,085
New River Valley Regional Jail Authority, 5%, 10/1/25	100,000	117,319
Prince Edward County Industrial Development Authority, 5%, 9/1/32	405,000	465,786
Stafford County & Staunton Industrial Development Authority, Series B, (NATL-RE), 4.5%, 8/1/25	35,000	35,036
Western Regional Jail Authority, 3.125%, 12/1/29	500,000	508,770
		1,377,996
General - 10.3%
James City County Economic Development Authority, 5%, 6/15/30	500,000	605,160
Northern Virginia Transportation Authority, 5%, 6/1/30	780,000	895,924
Virginia Beach Development Authority, Series A, 3.5%, 5/1/30	250,000	257,482
Virginia Resources Authority, Series C, 5%, 11/1/30	250,000	301,410
Virginia Resources Authority, Series C, 4%, 11/1/34	125,000	133,574
		2,193,550
General Obligation - 25.3%
City of Alexandria VA, 5%, 7/15/27	150,000	180,991
City of Alexandria VA, Series A, (ST AID WITHHLDG), 5%, 7/15/28	100,000	121,993
City of Danville VA, Series A, (ST AID WITHHLDG), 5%, 8/1/23	190,000	216,034
City of Fredericksburg VA, Series A, 3.625%, 7/15/30	400,000	404,472
City of Hampton VA, Series A, 5%, 1/15/21	250,000	250,685
City of Manassas VA, (ST AID WITHHLDG), 3%, 7/1/27	500,000	526,500
City of Poquoson VA, (ST AID WITHHLDG), 4%, 2/15/29	425,000	481,389
City of Portsmouth VA, Series A, (ST AID WITHHLDG), 5%, 2/1/31	75,000	83,256
City of Richmond VA, Series C, (ST AID WITHHLDG), 5%, 7/15/22	100,000	104,609
City of Roanoke VA, Series A, (Prerefunded 2/1/20 @ $100), (ST AID WITHHLDG), 5%, 2/1/25	230,000	237,454
City of Virginia Beach VA, Series A, 4%, 8/1/22	300,000	323,718
Commonwealth of Virginia, Series A, 5%, 6/1/23	500,000	569,180
Commonwealth of Virginia, Series B (Prerefunded 6/1/19 @ $100), 5%, 6/1/27	150,000	151,637
County of Arlington VA, Series B, (ST AID WITHHLDG), 5%, 8/15/27	175,000	203,152
County of Fairfax VA, Series B, (ST AID WITHHLDG), 4%, 10/1/22	250,000	270,307
County of Fairfax VA, Series A, (ST AID WITHHLDG), 5%, 10/1/26	410,000	498,876
County of Henrico VA, 5%, 7/15/25	150,000	156,913
County of Prince William VA, (ST AID WITHHLDG), 5%, 8/1/21	105,000	113,552
County of Spotsylvania VA, (ST AID WITHHLDG), 5%, 1/15/24	200,000	230,468

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2019

Tax-Free Virginia Fund Portfolio of Investments (unaudited)

Town of Leesburg VA, (ST AID WITHHLDG), 5%, 1/15/25	90,000	106,007
Town of Leesburg VA, Series A, (Prerefunded 1/15/21 @ $100), 5%, 1/15/41	135,000	143,604
		5,374,797
Medical - 6.6%
Lynchburg Economic Development Authority, Series A, (Central Health), 4%, 1/1/47	260,000	261,043
Norfolk Economic Development Authority, Series B, 5%, 11/1/36	480,000	528,187
Stafford County Economic Development Authority Revenue, 5%, 6/15/25	260,000	297,357
Virginia Small Business Financing Authority, 5%, 11/1/40	300,000	311,013
		1,397,600
Multifamily Housing - 6.1%
Fairfax County Redevelopment & Housing Authority, 4.75%, 10/1/36	725,000	737,666
Fairfax County Redevelopment & Housing Authority, 5%, 10/1/39	300,000	305,928
Virginia Housing Development Authority, Series E, 4.8%, 10/1/39	250,000	250,942
		1,294,536
Power - 4.2%
Chesterfield County Economic Development Authority, Series A, 5%, 5/1/23	565,000	568,859
Puerto Rico Electric Power Authority, Series V, (BHAC-CR, MBIA-RE, FGIC), 5.25%, 7/1/24	290,000	331,522
		900,381
Transportation - 10.0%
Hampton Roads Transportation Accountability Commission, Series A, 5%, 7/1/42	470,000	538,888
Puerto Rico Highways & Transportation Authority, Series N, (ASSURED GTY), 5.25%, 7/1/34	100,000	109,315
Richmond Metropolitan Authority, (Escrowed To Maturity) (NATL-RE), 5.25%, 7/15/22	50,000	53,035
Richmond Metropolitan Authority, (NATL-RE), 5.25%, 7/15/22	115,000	121,142
Virginia Commonwealth Transportation Board, 5%, 5/15/22	100,000	110,517
Virginia Commonwealth Transportation Board, Series A, (Prerefunded 3/15/22 @ $100), 5%, 9/15/24	225,000	247,495
Virginia Commonwealth Transportation Board, Series B, (Prerefunded 9/15/22 @ $100), 5%, 3/15/25	535,000	596,819
Virginia Commonwealth Transportation Board, 5%, 9/15/27	200,000	245,128
Virginia Port Authority Revenue, Series B, 5%, 7/1/21	100,000	106,725
		2,129,064
Utilities - 1.6%
City of Richmond VA Public Utility Revenue, Series A, 5%, 1/15/38	300,000	330,990

Water - 11.7%
County of Henrico VA Water & Sewer Revenue, 4%, 5/1/32	500,000	553,695
Fairfax County Water Authority, Series B, 5.25%, 4/1/23	180,000	205,623
Fairfax County Water Authority, 5%, 4/1/27	150,000	164,427
Hampton Roads Sanitation District, Series A, 5%, 10/1/35	410,000	477,884
Hampton Roads Sanitation District, Series A, 5%, 10/1/36	250,000	290,142
Prince William County Service Authority, 5%, 7/1/22	250,000	278,083
Upper Occoquan Sewage Authority, Series A, (NATL-RE), 5.15%, 7/1/20	215,000	221,254
Virginia Resources Authority, Series B, (MORAL OBLG), 5%, 11/1/23	120,000	130,325
Virginia Resources Authority, (Prerefunded 10/1/19 @ $100), (ST AID WITHHLDG), 4.5%, 10/1/28	160,000	163,013
		2,484,446
TOTAL INVESTMENTS - 98.8% ( Cost $20,634,567 )		21,000,623
NET OTHER ASSETS AND LIABILITIES - 1.2%		264,671
TOTAL NET ASSETS - 100.0%		$21,265,294

ASSURED GTY	Assured Guaranty.
BHAC-CR	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
MBIA-RE	MBIA Insurance Corp.
MORAL OBLG	Moral Obligation.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2019

Tax-Free Virginia Fund Portfolio of Investments (unaudited)

NATL-RE	National Public Finance Guarantee Corp.
ST AID WITHHLDG	State Aid Withholding.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2019

Tax-Free National Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
MUNICIPAL BONDS - 98.4%
Alabama - 1.3%
Alabama Incentives Financing Authority Revenue, Series A, 5%, 9/1/29	$300,000	$305,028

California - 0.6%
Los Angeles Department of Water & Power Revenue, Series A, 5%, 7/1/40	120,000	138,294

Colorado - 2.0%
El Paso County Facilities Corp., Certificate Participation, Series A, 5%, 12/1/27	400,000	480,144

Florida - 11.2%
City of Margate FL, General Obligation, 5%, 7/1/25	785,000	923,388
Lee County Industrial Development Authority, 5%, 11/1/28	500,000	527,740
Orlando Utilities Commission, Series C, 5%, 10/1/22	525,000	585,989
Palm Beach County Solid Waste Authority, 5%, 10/1/24	300,000	325,293
Port St. Lucie Community Redevelopment Agency Revenue, Tax Allocation, 5%, 1/1/26	250,000	291,320
		2,653,730
Georgia - 3.6%
City of Atlanta GA Water & Wastewater Revenue, (AGM), 5.75%, 11/1/30	300,000	398,307
City of Atlanta GA Water & Wastewater Revenue, 5%, 11/1/43	275,000	305,421
Dublin GA School District, General Obligation, (ST AID WITHHLDG), 4%, 4/1/23	135,000	142,368
		846,096
Hawaii - 2.2%
State of Hawaii, General Obligation, Series EY, 5%, 10/1/25	435,000	518,055

Idaho - 2.3%
Idaho Health Facilities Authority, Series A, 5%, 3/1/34	500,000	543,795

Illinois - 4.9%
City of Waukegan IL, General Obligation, Series A, (BAM), 4%, 12/30/24	430,000	461,455
Cook County School District No. 111, General Obligation, (BAM), 5%, 12/1/35	545,000	616,302
Regional Transportation Authority, Series A, (AMBAC, GO of AUTH) *, 7.2%, 11/1/20	75,000	79,917
		1,157,674
Indiana - 2.4%
Vanderburgh County Redevelopment District, 5%, 2/1/26	500,000	578,340

Iowa - 2.1%
City of Bettendorf IA, General Obligation, Series A, (Prerefunded 6/1/20 @ $100), 5%, 6/1/28	475,000	495,634

Kansas - 3.6%
City of Wichita KS, General Obligation, Series 816, 5%, 12/1/24	510,000	597,699
Shawnee County Unified School District No. 437, General Obligation, 4%, 9/1/24	220,000	245,177
		842,876
Kentucky - 2.1%
Eastern Kentucky University, Series A, (ST INTERCEPT), 5%, 4/1/33	445,000	505,943

Maryland - 2.9%
City of Rockville MD, General Obligation, Series A, 5%, 6/1/24	600,000	697,062

Michigan - 3.6%

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2019

Tax-Free National Fund Portfolio of Investments (unaudited)

Detroit City School District, General Obligation, Series A, (FGIC, Q-SBLF), 6%, 5/1/20	400,000	419,612
Redford Unified School District No. 1, General Obligation, (AMBAC, Q-SBLF) *, 5%, 5/1/22	410,000	433,284
		852,896
Mississippi - 2.3%
Medical Center Educational Building Corp., 5%, 6/1/30	475,000	552,872

Missouri - 2.0%
Springfield School District No. R-12, General Obligation, Series B, (ST AID DIR DEP), 5%, 3/1/25	400,000	471,576

New Jersey - 5.4%
New Jersey Economic Development Authority Revenue, (ST APPROP), 5%, 3/1/26	450,000	485,883
New Jersey State Turnpike Authority, Series A, (BHAC-CR, AGM), 5.25%, 1/1/28	250,000	310,460
New Jersey State Turnpike Authority, Series A, (BHAC-CR, AGM), 5.25%, 1/1/29	250,000	314,000
Union County Improvement Authority, Series A, 4%, 2/1/25	150,000	162,475
		1,272,818
New York - 3.6%
New York State Dormitory Authority, Series 1, (BHAC-CR AMBAC) *, 5.5%, 7/1/31	250,000	306,378
Port Authority of New York & New Jersey, (GO of AUTH), 5.375%, 3/1/28	455,000	534,443
		840,821
North Carolina - 3.6%
North Carolina Medical Care Commission, 5%, 6/1/40	500,000	540,725
Town of Cary NC Combined Utility Systems Revenue, 5%, 12/1/23	285,000	319,679
		860,404
Ohio - 2.4%
Cleveland-Cuyahoga County Port Authority, 5%, 7/1/24	500,000	569,915

Oklahoma - 2.3%
Caddo County Governmental Building Authority Revenue, 5%, 9/1/40	500,000	545,670

Pennsylvania - 1.7%
Commonwealth Financing Authority Revenue, Series A, 5%, 6/1/35	370,000	408,291

South Carolina - 1.1%
City of Newberry SC Revenue, (AGM), 4%, 4/1/22	240,000	252,955

Tennessee - 0.5%
Town of Decatur TN Water & Sewer Revenue, General Obligation, 3%, 6/1/24	120,000	126,128

Texas - 9.9%
Beaumont Independent School District, General Obligation, (PSF-GTD), 4.75%, 2/15/38	300,000	313,767
City of Fort Worth TX, General Obligation, 4%, 3/1/29	500,000	552,215
Liberty Hill Independent School District, General Obligation, (Prerefunded 8/1/19 @ $100), (PSF-GTD), 5%, 8/1/26	410,000	416,757
Mueller Local Government Corp., 5%, 9/1/25	500,000	501,270
San Jacinto River Authority, (BAM), 4%, 10/1/23	200,000	216,776
State of Texas, General Obligation, Series C, 5%, 8/1/27	330,000	335,342
		2,336,127
Utah - 1.4%
Utah Transit Authority, (BHAC-CR, MBIA), 5%, 6/15/35	280,000	342,807

Virginia - 9.3%
Fairfax County Redevelopment & Housing Authority, 5%, 10/1/39	100,000	101,976
Hampton Roads Sanitation District, Series A, 5%, 10/1/36	500,000	580,285

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2019

Tax-Free National Fund Portfolio of Investments (unaudited)

Henrico County Economic Development Authority Revenue, Series B, 5%, 10/1/19	300,000	306,606
James City County Economic Development Authority, 5%, 6/15/22	250,000	275,735
Virginia Housing Development Authority, Series E, 4.8%, 10/1/39	250,000	250,942
Virginia Port Authority Revenue, Series B, 5%, 7/1/21	100,000	106,725
Western Regional Jail Authority, 5%, 12/1/34	500,000	571,115
		2,193,384
Washington - 1.0%
State of Washington, General Obligation, Series E, 5%, 2/1/29	205,000	232,513

West Virginia - 2.2%
West Virginia Economic Development Authority, Series A, 5%, 7/1/37	450,000	511,776

Wisconsin - 4.9%
Maple School District, General Obligation, Series A, 5%, 4/1/24	650,000	739,291
Wisconsin Health & Educational Facilities Authority, Series A, 4%, 11/15/35	400,000	414,300
		1,153,591
TOTAL INVESTMENTS - 98.4% ( Cost $22,769,316 )		23,287,215
NET OTHER ASSETS AND LIABILITIES - 1.6%		386,356
TOTAL NET ASSETS - 100.0%		$23,673,571

*
This bond is covered by insurance issued by Ambac Assurance Corporation (“AMBAC”). On November 8, 2010, Ambac Financial Group, Inc., the holding company of AMBAC, announced that it had filed for Chapter 11 bankruptcy protection. Although AMBAC’s claim paying ability appears strong at this point, its ultimate ability to guarantee timely payment of principal and interest on these bonds, should they default, will be dependent on the timing and magnitude of losses within the entity’s overall portfolio.

AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Indemnity Corp.
BAM	Build America Mutual Assurance Co.
BHAC-CR	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
GO of AUTH	General Obligation of the Authority.
MBIA	MBIA Insurance Corp.
PSF-GTD	Permanent School Fund Guaranteed.
Q-SBLF	Qualified School Board Loan Fund.
ST AID DIR DEP	State Aid Direct Deposit.
ST AID WITHHLDG	State Aid Withholding.
ST APPROP	State Appropriations.
ST INTERCEPT	State Intercept.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2019

High Quality Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 40.6%
Consumer Discretionary - 4.3%
Home Depot Inc./The, 2%, 6/15/19	$2,000,000	$1,994,466
Target Corp., 2.9%, 1/15/22	2,000,000	2,013,754
		4,008,220
Consumer Staples - 1.6%
Coca-Cola Co./The, 2.45%, 11/1/20	1,500,000	1,497,435

Energy - 1.6%
Chevron Corp., 2.427%, 6/24/20	1,500,000	1,498,108

Financials - 16.4%
American Express Credit Corp., MTN, 2.7%, 3/3/22	500,000	495,333
Bank of America Corp., MTN, (3M USD LIBOR + 0.930%) (A), 2.816%, 7/21/23	1,500,000	1,475,293
Bank of New York Mellon Corp./The, MTN, 2.2%, 8/16/23	1,000,000	964,607
BB&T Corp., MTN, 2.85%, 10/26/24	750,000	734,668
Berkshire Hathaway Finance Corp. (B), 2.9%, 10/15/20	500,000	502,488
Goldman Sachs Bank USA, 3.2%, 6/5/20	1,000,000	1,003,227
Huntington National Bank/The, 3.55%, 10/6/23	1,000,000	1,005,529
John Deere Capital Corp., MTN (B), 2.65%, 1/6/22	1,500,000	1,490,807
JPMorgan Chase & Co., 2.25%, 1/23/20	1,500,000	1,490,531
JPMorgan Chase & Co., 2.972%, 1/15/23	450,000	446,488
Morgan Stanley, 2.8%, 6/16/20	2,000,000	1,996,994
PNC Financial Services Group Inc./The, 3.3%, 3/8/22	1,300,000	1,308,065
State Street Corp., 1.95%, 5/19/21	1,500,000	1,465,670
U.S. Bancorp, MTN, 2.625%, 1/24/22	1,000,000	998,158
		15,377,858
Health Care - 3.2%
Merck & Co. Inc., 3.875%, 1/15/21	1,500,000	1,533,486
UnitedHealth Group Inc., 2.875%, 3/15/23	1,500,000	1,492,560
		3,026,046
Industrials - 0.5%
Caterpillar Inc., 3.9%, 5/27/21	500,000	511,702

Information Technology - 11.1%
Apple Inc., 2.4%, 5/3/23	1,500,000	1,476,435
Cisco Systems Inc., 2.2%, 2/28/21	1,500,000	1,485,096
Intel Corp., 3.3%, 10/1/21	1,750,000	1,782,832
Microsoft Corp., 3%, 10/1/20	1,500,000	1,511,450
Microsoft Corp., 2.875%, 2/6/24	500,000	502,765
salesforce.com Inc., 3.25%, 4/11/23	2,000,000	2,031,549
Visa Inc., 2.2%, 12/14/20	1,700,000	1,688,970
		10,479,097
Real Estate - 1.9%
Simon Property Group L.P., 4.125%, 12/1/21	1,750,000	1,797,016
Total Corporate Notes and Bonds ( Cost $38,307,170 )		38,195,482
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 57.6%

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2019

High Quality Bond Fund Portfolio of Investments (unaudited)

Fannie Mae - 4.1%
1.375%, 10/7/21		4,000,000	3,885,200
Freddie Mac - 4.3%
2.375%, 1/13/22		4,000,000	3,989,828

U.S. Treasury Notes - 49.2%
1.500%, 3/31/19		1,500,000	1,497,780
1.125%, 12/31/19		2,700,000	2,664,984
3.625%, 2/15/20		3,000,000	3,032,226
1.375%, 3/31/20		2,250,000	2,219,766
2.000%, 7/31/20		2,750,000	2,729,590
1.375%, 8/31/20		3,000,000	2,948,086
2.625%, 11/15/20		3,500,000	3,507,930
2.000%, 2/15/22		3,500,000	3,455,840
1.625%, 5/31/23		3,000,000	2,898,750
2.500%, 8/15/23		3,500,000	3,507,383
2.750%, 11/15/23		3,000,000	3,040,547
2.375%, 8/15/24		3,250,000	3,233,115
2.125%, 5/15/25		4,500,000	4,398,750
1.500%, 8/15/26		3,000,000	2,783,437
2.375%, 5/15/27		4,450,000	4,381,164
			46,299,348
Total U.S. Government and Agency Obligations ( Cost $54,601,785 )			54,174,376
		Shares
SHORT-TERM INVESTMENTS - 3.7%
State Street Institutional U.S. Government Money Market Fund, 2.32%, Premier Class (C)		2,975,890	2,975,890
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43% (C) (D)		492,158	492,158
Total Short-Term Investments ( Cost $3,468,048 )			3,468,048
TOTAL INVESTMENTS - 101.9% ( Cost $96,377,003 )			95,837,906
NET OTHER ASSETS AND LIABILITIES - (1.9%)			(1,782,607)
TOTAL NET ASSETS - 100.0%			$94,055,299

(A)	Floating rate or variable rate note. Rate shown is as of January 31, 2019.
(B)
All or a portion of these securities, with an aggregate fair value of $483,684, are on loan as part of a securities lending program. See footnote (D) and Note 4 for details on the securities lending program.

(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2019

Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
ASSET BACKED SECURITIES - 6.4%
American Express Credit Account Master Trust, Series 2017-1, Class B, 2.1%, 9/15/22	$1,000,000	$990,664
BMW Floorplan Master Owner Trust, Series 2018-1, Class A2, (1M USD LIBOR + 0.320%) (A) (B), 2.829%, 5/15/23	325,000	324,999
CarMax Auto Owner Trust, Series 2018-3, Class A3, 3.13%, 6/15/23	600,000	603,212
Chesapeake Funding II LLC, Series 2018-3A, Class B (A), 3.62%, 1/15/31	100,000	100,610
Chesapeake Funding II LLC, Series 2017-4A, Class A1 (A), 2.12%, 11/15/29	785,686	774,698
Chesapeake Funding II LLC, Series 2018-1A, Class A1 (A), 3.04%, 4/15/30	612,528	612,728
Chesapeake Funding II LLC, Series 2018-2A, Class A1 (A), 3.23%, 8/15/30	400,000	400,937
Chesapeake Funding II LLC, Series 2018-2A, Class B (A), 3.52%, 8/15/30	350,000	353,200
CNH Equipment Trust, 3.22%, 1/15/26	385,000	386,171
Dell Equipment Finance Trust, Series 2017-2, Class A2A (A), 1.97%, 2/24/20	273,293	272,612
Enterprise Fleet Financing LLC, Series 2015-2, Class A3 (A), 2.09%, 2/22/21	415,296	414,523
Enterprise Fleet Financing LLC, Series 2017-2, Class A2 (A), 1.97%, 1/20/23	332,613	330,356
Enterprise Fleet Financing LLC, Series 2017-3, Class A3 (A), 2.36%, 5/20/23	1,000,000	981,996
Evergreen Credit Card Trust, Series 2019-1, Class B (A), 3.59%, 1/15/23	275,000	274,994
John Deere Owner Trust, Series 2018-B, Class A3, 3.08%, 11/15/22	600,000	603,447
Synchrony Credit Card Master Note Trust, Series 2017-1, Class B, 2.19%, 6/15/23	1,000,000	988,449
Verizon Owner Trust, Series 2017-1A, Class A (A), 2.06%, 9/20/21	1,250,000	1,243,690
Verizon Owner Trust, Series 2018-A, Class A1A, 3.23%, 4/20/23	830,000	836,486
Total Asset Backed Securities ( Cost $10,495,719 )		10,493,772
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.2%
Fannie Mae REMICS, Series 2015-12, Class NI, IO, 3.5%, 3/25/30	1,763,074	193,149
Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	875,000	897,782
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	1,000,000	1,038,038
Fannie Mae REMICS, Series 2001-73, Class GZ, 6%, 12/25/31	236,573	255,445
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	172,602	188,981
Fannie Mae REMICS, Series 2011-101, Class NC, 2.5%, 4/25/40	363,163	361,330
Fannie Mae REMICS, Series 2015-44, Class GI, IO, 3%, 11/25/40	615,427	53,410
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	602,969	606,377
Freddie Mac REMICS, Series 3825, Class CB, 3.5%, 3/15/26	1,000,000	1,021,546
Freddie Mac REMICS, Series 4066, Class DI, IO, 3%, 6/15/27	2,324,988	179,979
Government National Mortgage Association, Series 2015-53, Class IL, IO, 3%, 9/20/44	1,810,480	337,192
Total Collateralized Mortgage Obligations ( Cost $5,235,169 )		5,133,229
COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.2%
Fannie Mae-Aces, Series 2016-M2, Class X2, IO (B) (C), 1.101%, 1/25/23	11,576,845	381,793
FHLMC Multifamily Structured Pass Through Certificates, Series K718, Class X1, IO (B) (C), 0.624%, 1/25/22	23,189,297	360,832
FHLMC Multifamily Structured Pass Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	400,000	397,074
FHLMC Multifamily Structured Pass Through Certificates, Series K058, Class A2, 2.653%, 8/25/26	2,000,000	1,938,300
FHLMC Multifamily Structured Pass Through Certificates, Series K059, Class X1, IO (B) (C), 0.316%, 9/25/26	15,874,889	329,139
FHLMC Multifamily Structured Pass Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	1,000,000	995,752
FREMF Mortgage Trust, Series 2015-K721, Class B (A) (B) (C), 3.565%, 11/25/47	750,000	749,577
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A2, 2.862%, 3/15/47	73,475	73,381
Total Commercial Mortgage-Backed Securities ( Cost $5,352,664 )		5,225,848
CORPORATE NOTES AND BONDS - 37.4%
Communication Services - 1.9%
AT&T Inc., 4.75%, 5/15/46	1,000,000	935,483
Comcast Corp., 4.7%, 10/15/48	250,000	261,079
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (A), 3.36%, 3/20/23	343,750	341,860
Verizon Communications Inc., 4.4%, 11/1/34	1,000,000	1,001,120
Vodafone Group PLC (D), 3.75%, 1/16/24	250,000	249,807

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2019

Core Bond Fund Portfolio of Investments (unaudited)

Vodafone Group PLC (D), 5%, 5/30/38	250,000	242,014
		3,031,363
Consumer Discretionary - 4.6%
Aptiv PLC (D), 3.15%, 11/19/20	1,000,000	996,917
CCO Holdings LLC / CCO Holdings Capital Corp. (A), 5.875%, 5/1/27	650,000	651,820
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	500,000	510,006
D.R. Horton Inc., 2.55%, 12/1/20	500,000	491,412
Discovery Communications LLC, 5%, 9/20/37	500,000	468,277
DISH DBS Corp., 6.75%, 6/1/21	250,000	254,627
ERAC USA Finance LLC (A), 6.7%, 6/1/34	75,000	89,959
General Motors Financial Co. Inc., 3.2%, 7/6/21	150,000	147,559
GLP Capital L.P. / GLP Financing II Inc., 4.875%, 11/1/20	275,000	278,932
Lennar Corp., 4.75%, 4/1/21	500,000	505,625
Marriott International Inc., 3.125%, 6/15/26	600,000	561,872
Omnicom Group Inc. / Omnicom Capital Inc., 3.6%, 4/15/26	750,000	728,423
QVC Inc., 3.125%, 4/1/19	800,000	798,997
Sirius XM Radio Inc. (A), 6%, 7/15/24	525,000	545,344
Walgreens Boots Alliance Inc., 4.5%, 11/18/34	500,000	493,264
		7,523,034
Consumer Staples - 1.7%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc. (A), 4.9%, 2/1/46	1,000,000	953,666
B&G Foods Inc., 4.625%, 6/1/21	100,000	100,530
Bunge Ltd. Finance Corp., 3.25%, 8/15/26	1,000,000	881,795
Conagra Brands Inc., 5.4%, 11/1/48	300,000	281,940
Molson Coors Brewing Co., 2.1%, 7/15/21	500,000	487,271
		2,705,202
Energy - 7.9%
Antero Resources Corp., 5.625%, 6/1/23	300,000	299,250
Boardwalk Pipelines L.P., 4.45%, 7/15/27	400,000	376,863
Energy Transfer Operating L.P., 5.25%, 4/15/29	375,000	388,180
EnLink Midstream Partners L.P., 4.85%, 7/15/26	300,000	281,250
EnLink Midstream Partners L.P., 5.45%, 6/1/47	400,000	343,000
Enterprise Products Operating LLC, 3.75%, 2/15/25	1,000,000	1,012,231
Helmerich & Payne International Drilling Co. (A), 4.65%, 3/15/25	1,000,000	1,029,908
Jonah Energy LLC / Jonah Energy Finance Corp. (A), 7.25%, 10/15/25	375,000	277,500
Kinder Morgan Inc., 5.55%, 6/1/45	920,000	963,179
Marathon Oil Corp., 2.7%, 6/1/20	1,000,000	988,812
Marathon Petroleum Corp. (A), 3.8%, 4/1/28	600,000	575,413
MPLX L.P., 4.8%, 2/15/29	250,000	255,529
Phillips 66 Partners L.P., 3.605%, 2/15/25	1,300,000	1,270,008
Pioneer Natural Resources Co., 3.45%, 1/15/21	1,000,000	999,614
Tosco Corp., 7.8%, 1/1/27	1,000,000	1,216,713
Unit Corp., 6.625%, 5/15/21	525,000	496,125
Valero Energy Corp., 6.625%, 6/15/37	1,000,000	1,162,902
Valero Energy Partners L.P., 4.5%, 3/15/28	1,000,000	1,008,798
		12,945,275
Financials - 10.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (D), 3.75%, 5/15/19	450,000	450,800
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (D) (E), 3.875%, 1/23/28	500,000	453,677
Air Lease Corp., 3.875%, 4/1/21	450,000	450,318
Air Lease Corp., 3.75%, 2/1/22	1,000,000	996,568
American Express Co., 2.5%, 8/1/22	350,000	341,975
American Express Co., 4.2%, 11/6/25	650,000	673,220
American International Group Inc., 4.75%, 4/1/48	500,000	487,711
Bank of America Corp., MTN, 3.3%, 1/11/23	1,000,000	1,005,050

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2019

Core Bond Fund Portfolio of Investments (unaudited)

Bank of America Corp., MTN, (3M USD LIBOR + 0.930%) (B), 2.816%, 7/21/23	500,000	491,764
Bank of Montreal (D), 3.3%, 2/5/24	325,000	325,000
Bank of New York Mellon Corp./The, MTN, 2.2%, 8/16/23	100,000	96,461
Capital One Financial Corp., 2.5%, 5/12/20	500,000	496,479
Capital One Financial Corp., 3.3%, 10/30/24	600,000	584,796
Cboe Global Markets Inc., 3.65%, 1/12/27	600,000	590,819
Discover Bank, 3.45%, 7/27/26	500,000	470,330
Fifth Third Bank, 3.35%, 7/26/21	750,000	754,798
Goldman Sachs Group Inc./The(3M USD LIBOR + 1.201%) (B), 3.272%, 9/29/25	850,000	825,319
Goldman Sachs Group Inc./The, 3.5%, 11/16/26	300,000	289,048
Huntington National Bank/The, 3.55%, 10/6/23	500,000	502,765
Intercontinental Exchange Inc., 2.35%, 9/15/22	300,000	292,559
Intercontinental Exchange Inc., 3.75%, 9/21/28	250,000	251,677
JPMorgan Chase & Co., 2.972%, 1/15/23	300,000	297,659
JPMorgan Chase & Co., 3.125%, 1/23/25	750,000	735,564
Liberty Mutual Group Inc. (A), 4.25%, 6/15/23	221,000	224,491
Liberty Mutual Group Inc. (A), 4.569%, 2/1/29	779,000	793,731
M&T Bank Corp., 3.55%, 7/26/23	250,000	253,985
Morgan Stanley, 4.3%, 1/27/45	1,000,000	984,143
Nasdaq Inc., 3.85%, 6/30/26	175,000	171,879
National Rural Utilities Cooperative Finance Corp., 4.3%, 3/15/49	300,000	305,883
PNC Bank NA, 2.45%, 7/28/22	500,000	487,906
Regions Financial Corp., 2.75%, 8/14/22	600,000	585,447
Synchrony Financial, 3.75%, 8/15/21	50,000	49,797
Synchrony Financial, 3.7%, 8/4/26	300,000	273,929
TD Ameritrade Holding Corp., 3.3%, 4/1/27	500,000	488,612
		16,484,160
Health Care - 3.2%
AbbVie Inc., 3.75%, 11/14/23	400,000	404,917
Becton, Dickinson and Co., 2.894%, 6/6/22	400,000	392,791
Cigna Corp. (A), 4.375%, 10/15/28	100,000	102,683
Cigna Corp. (A), 4.9%, 12/15/48	500,000	510,641
CVS Health Corp., 5.125%, 7/20/45	750,000	774,958
Forest Laboratories LLC (A), 5%, 12/15/21	200,000	207,340
Humana Inc., 2.5%, 12/15/20	750,000	741,323
Laboratory Corp. of America Holdings, 3.6%, 9/1/27	300,000	284,876
Shire Acquisitions Investments Ireland DAC (D), 1.9%, 9/23/19	750,000	744,165
UnitedHealth Group, Inc., 3.5%, 2/15/24	450,000	457,644
Zoetis Inc., 3%, 9/12/27	650,000	607,318
		5,228,656
Industrials - 2.2%
Carlisle Cos. Inc., 3.5%, 12/1/24	500,000	484,952
CRH America Inc. (A), 3.875%, 5/18/25	1,000,000	979,727
DAE Funding LLC (A), 5.25%, 11/15/21	250,000	251,875
Masco Corp., 4.375%, 4/1/26	700,000	699,867
Northrop Grumman Corp., 2.93%, 1/15/25	300,000	290,857
TransDigm Inc., 6%, 7/15/22	250,000	251,875
United Rentals North America Inc., 4.625%, 7/15/23	600,000	606,930
		3,566,083
Information Technology - 2.2%
Analog Devices Inc., 5.3%, 12/15/45	600,000	635,046
CDW LLC / CDW Finance Corp., 5%, 9/1/23	200,000	200,500
Citrix Systems Inc., 4.5%, 12/1/27	350,000	335,616
Dell International LLC / EMC Corp. (A), 8.35%, 7/15/46	350,000	412,316
Fidelity National Information Services Inc., 3%, 8/15/26	542,000	504,163

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2019

Core Bond Fund Portfolio of Investments (unaudited)

Fidelity National Information Services Inc., 4.75%, 5/15/48	300,000	284,828
Fiserv Inc., 3.8%, 10/1/23	250,000	250,212
Marvell Technology Group Ltd. (D), 4.2%, 6/22/23	500,000	499,267
Salesforce.com Inc., 3.7%, 4/11/28	500,000	511,262
		3,633,210
Materials - 1.1%
Arconic Inc., 5.125%, 10/1/24	200,000	201,409
DowDuPont Inc., 4.725%, 11/15/28	450,000	476,935
Packaging Corp. of America, 3.65%, 9/15/24	350,000	346,002
WestRock Co. (A), 3.75%, 3/15/25	750,000	736,442
		1,760,788
Real Estate - 1.3%
Boston Properties L.P., 3.65%, 2/1/26	450,000	441,788
Brixmor Operating Partnership L.P., 3.65%, 6/15/24	500,000	487,459
Iron Mountain Inc. (A), 4.875%, 9/15/27	600,000	553,125
Store Capital Corp., 4.5%, 3/15/28	750,000	731,645
		2,214,017
Utilities - 1.2%
Black Hills Corp., 4.25%, 11/30/23	1,000,000	1,024,809
Duke Energy Corp., 3.75%, 9/1/46	1,000,000	896,955
		1,921,764
Total Corporate Notes and Bonds ( Cost $61,746,064 )		61,013,552
LONG TERM MUNICIPAL BONDS - 4.7%
County of Palm Beach FL Revenue, 5%, 11/1/33	1,880,000	2,009,306
County of Pasco FL Water & Sewer Revenue, Series B, 6.76%, 10/1/39	1,500,000	1,537,680
East Baton Rouge Sewerage Commission Revenue, Series B, 6.087%, 2/1/45	2,000,000	2,054,980
Rancho Water District Financing Authority Revenue, (Prerefunded 8/1/20 @ $100), 6.337%, 8/1/40	10,000	10,512
Rancho Water District Financing Authority Revenue, 6.337%, 8/1/40	655,000	688,366
South Dakota State Building Authority Revenue, Series F, 4.7%, 6/1/32	1,250,000	1,315,438
Total Long Term Municipal Bonds ( Cost $7,508,306 )		7,616,282
MORTGAGE BACKED SECURITIES - 20.9%
Fannie Mae - 12.0%
3%, 9/1/30 Pool # 890696	889,898	891,697
3%, 12/1/30 Pool # AL8924	457,019	457,941
7%, 11/1/31 Pool # 607515	6,794	7,502
3.5%, 12/1/31 Pool # MA0919	301,247	307,218
6.5%, 3/1/32 Pool # 631377	25,331	27,453
6.5%, 5/1/32 Pool # 636758	2,045	2,216
7%, 5/1/32 Pool # 644591	528	540
6.5%, 6/1/32 Pool # 545691	61,126	68,716
3.5%, 8/1/32 Pool # MA3098	589,212	600,569
3.5%, 9/1/32 Pool # MA3126	400,068	407,779
5.5%, 11/1/33 Pool # 555880	67,859	73,741
5%, 5/1/34 Pool # 780890	30,007	32,140
7%, 7/1/34 Pool # 792636	7,470	7,640
4%, 2/1/35 Pool # MA2177	723,089	750,875
5%, 8/1/35 Pool # 829670	73,228	78,389
5%, 9/1/35 Pool # 820347	91,102	98,122
5%, 9/1/35 Pool # 835699	71,552	76,823
3.5%, 12/1/35 Pool # MA2473	895,802	909,187
4.5%, 12/1/35 Pool # 745147	10,951	11,439

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2019

Core Bond Fund Portfolio of Investments (unaudited)

5%, 12/1/35 Pool # 850561	25,173	26,964
6%, 11/1/36 Pool # 902510	51,695	57,220
6%, 10/1/37 Pool # 947563	74,709	82,652
6.5%, 12/1/37 Pool # 889072	58,777	66,794
6.5%, 8/1/38 Pool # 987711	135,139	156,048
4%, 9/1/40 Pool # AE3039	717,791	740,999
4%, 1/1/41 Pool # AB2080	582,237	601,063
5.5%, 7/1/41 Pool # AL6588	487,549	531,267
4%, 9/1/41 Pool # AJ1406	392,531	405,226
4%, 10/1/41 Pool # AJ4046	713,412	738,247
3.5%, 11/1/41 Pool # AB3867	319,039	322,729
4%, 3/1/42 Pool # AL1998	1,088,693	1,126,582
3.5%, 6/1/42 Pool # AO4134	1,101,618	1,114,359
3.5%, 8/1/42 Pool # AP2133	652,483	660,029
3%, 9/1/42 Pool # AP6568	109,677	108,368
3.5%, 9/1/42 Pool # AB6228	382,846	387,257
4%, 10/1/42 Pool # AP7363	773,079	798,076
3.5%, 12/1/42 Pool # AQ8892	123,626	125,056
3.5%, 1/1/43 Pool # AQ9326	541,372	548,877
3%, 2/1/43 Pool # AL3072	918,242	907,241
3.5%, 3/1/43 Pool # AT0310	506,821	512,672
3.5%, 4/1/43 Pool # AR9902	333,349	337,978
3.5%, 4/1/43 Pool # AT2887	448,329	453,513
4%, 1/1/45 Pool # AS4257	219,126	225,460
4.5%, 2/1/45 Pool # MA2193	697,983	729,327
3.5%, 8/1/45 Pool # AS5645	825,779	833,925
3.5%, 12/1/45 Pool # AS6309	376,097	379,458
4.5%, 10/1/46 Pool # MA2783	155,992	162,301
3%, 1/1/47 Pool # BE0108	653,873	644,075
4%, 7/1/48 Pool # MA3415	482,047	494,027
3.5%, 1/1/49 Pool # MA3574	497,439	499,964
		19,587,741
Freddie Mac - 8.9%
4.5%, 2/1/25 Pool # J11722	116,029	119,582
4.5%, 5/1/25 Pool # J12247	238,984	246,341
8%, 6/1/30 Pool # C01005	543	623
6.5%, 1/1/32 Pool # C62333	23,304	25,557
3.5%, 8/1/32 Pool # C91485	361,774	369,174
4%, 5/1/33 Pool # G18693	1,142,717	1,177,038
4.5%, 6/1/34 Pool # C01856	383,002	400,027
6.5%, 11/1/36 Pool # C02660	9,605	10,997
5.5%, 1/1/37 Pool # G04593	211,305	229,482
5.5%, 11/1/37 Pool # A68787	150,106	162,918
5.5%, 12/1/38 Pool # G05267	427,738	459,140
3.5%, 11/1/40 Pool # G06168	513,307	520,177
4%, 10/1/41 Pool # Q04092	831,274	859,178
4.5%, 3/1/42 Pool # G07491	546,455	574,727
3%, 9/1/42 Pool # C04233	614,378	607,279
3%, 2/1/43 Pool # Q15767	434,076	429,131
3%, 4/1/43 Pool # V80025	443,428	438,192
3%, 4/1/43 Pool # V80026	436,364	431,164
3.5%, 8/1/44 Pool # Q27927	588,467	595,480
3%, 7/1/45 Pool # G08653	711,870	701,161
3.5%, 8/1/45 Pool # Q35614	671,858	678,772
3.5%, 9/1/45 Pool # G08667	748,106	755,116

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2019

Core Bond Fund Portfolio of Investments (unaudited)

3%, 11/1/45 Pool # G08675	895,547	881,242
3%, 1/1/46 Pool # G08686	929,262	914,205
3%, 10/1/46 Pool # G60722	814,047	801,486
4%, 3/1/47 Pool # Q46801	1,130,399	1,162,733
3.5%, 11/1/47 Pool # Q52079	948,597	954,092
		14,505,014
Ginnie Mae - 0.0%
6.5%, 2/20/29 Pool # 2714	8,747	9,839
6.5%, 4/20/31 Pool # 3068	4,264	4,849
4%, 4/15/39 Pool # 698089	35,444	36,495
		51,183
Total Mortgage Backed Securities ( Cost $34,656,286 )		34,143,938
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 21.7%
Federal Farm Credit Bank - 0.5%
3.470%, 5/7/24	$750,000	750,611

U.S. Treasury Bonds - 8.2%
6.625%, 2/15/27	1,500,000	1,940,449
5.375%, 2/15/31	1,250,000	1,593,213
4.500%, 5/15/38	1,500,000	1,877,051
3.750%, 8/15/41	2,000,000	2,265,000
3.000%, 5/15/45	2,000,000	2,003,516
2.250%, 8/15/46	1,500,000	1,286,484
3.000%, 5/15/47	1,500,000	1,498,125
3.000%, 2/15/48	1,000,000	997,383
		13,461,221
U.S. Treasury Notes - 13.0%
2.625%, 11/15/20	2,000,000	2,004,531
3.125%, 5/15/21	2,000,000	2,029,141
2.125%, 8/15/21	1,750,000	1,735,576
2.000%, 10/31/21	1,000,000	988,164
2.000%, 11/15/21	1,000,000	988,164
1.750%, 9/30/22	2,500,000	2,440,234
2.000%, 2/15/23	1,500,000	1,474,570
2.750%, 2/15/24	1,500,000	1,520,801
2.125%, 3/31/24	2,000,000	1,967,656
2.250%, 11/15/25	2,250,000	2,211,065
1.500%, 8/15/26	1,000,000	927,813
2.875%, 5/15/28	2,830,000	2,886,932
		21,174,647
Total U.S. Government and Agency Obligations ( Cost $34,716,909 )		35,386,479
	Shares
SHORT-TERM INVESTMENTS - 2.3%
State Street Institutional U.S. Government Money Market Fund, 2.32%, Premier Class (F)	3,315,836	3,315,836
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43% (F) (G)	452,025	452,025
Total Short-Term Investments ( Cost $3,767,861 )		3,767,861
TOTAL INVESTMENTS - 99.8% ( Cost $163,478,978 )		162,780,961
NET OTHER ASSETS AND LIABILITIES - 0.2%		382,135
TOTAL NET ASSETS - 100.0%		$163,163,096

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2019

Core Bond Fund Portfolio of Investments (unaudited)

(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(B)	Floating rate or variable rate note. Rate shown is as of January 31, 2019.
(C)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 2.4% of total net assets.
(E)
All or a portion of these securities, with an aggregate fair value of $444,967, are on loan as part of a securities lending program. See footnote (G) and Note 4 for details on the securities lending program.

(F)	7-day yield.
(G)	Represents investments of cash collateral received in connection with securities lending.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2019

Corporate Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 93.1%
Communication Services - 6.3%
AT&T Inc., 4.25%, 3/1/27	$150,000	$151,813
AT&T Inc., 4.75%, 5/15/46	125,000	116,935
Comcast Corp., 4.15%, 10/15/28	100,000	103,544
Harris Corp., 5.054%, 4/27/45	160,000	168,319
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (A), 3.36%, 3/20/23	68,750	68,372
Verizon Communications Inc., 4.329%, 9/21/28	215,000	222,432
Verizon Communications Inc., 4.4%, 11/1/34	200,000	200,224
		1,031,639
Consumer Discretionary - 7.0%
Amazon.com Inc., 2.8%, 8/22/24	100,000	99,286
Aptiv PLC (B), 3.15%, 11/19/20	200,000	199,383
CCO Holdings LLC / CCO Holdings Capital Corp. (A), 5.875%, 5/1/27	100,000	100,280
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	100,000	102,001
Discovery Communications LLC, 5%, 9/20/37	100,000	93,656
GameStop Corp. (A), 6.75%, 3/15/21	50,000	50,125
General Motors Financial Co. Inc., 3.2%, 7/6/21	75,000	73,780
Harman International Industries Inc., 4.15%, 5/15/25	100,000	101,389
Lowe's Cos. Inc., 2.5%, 4/15/26	100,000	91,796
McDonald's Corp., MTN, 4.875%, 12/9/45	50,000	51,918
Sirius XM Radio Inc. (A), 6%, 7/15/24	125,000	129,844
Walgreens Boots Alliance Inc., 4.5%, 11/18/34	50,000	49,326
		1,142,784
Consumer Staples - 1.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc. (A), 4.9%, 2/1/46	100,000	95,367
Conagra Brands Inc., 5.4%, 11/1/48	100,000	93,980
		189,347
Energy - 14.9%
Antero Resources Corp., 5.625%, 6/1/23	50,000	49,875
Boardwalk Pipelines L.P., 4.45%, 7/15/27	100,000	94,216
BP Capital Markets America Inc., 3.119%, 5/4/26	100,000	97,319
Chevron Corp., 3.191%, 6/24/23	200,000	202,516
ConocoPhillips Co., 4.15%, 11/15/34	20,000	20,029
Devon Energy Corp., 5.6%, 7/15/41	100,000	101,653
Energy Transfer Operating L.P., 5.25%, 4/15/29	50,000	51,757
EnLink Midstream Partners L.P., 4.85%, 7/15/26	50,000	46,875
EnLink Midstream Partners L.P., 5.45%, 6/1/47	50,000	42,875
Enterprise Products Operating LLC, 4.45%, 2/15/43	100,000	95,430
Exxon Mobil Corp., 4.114%, 3/1/46	50,000	52,422
Helmerich & Payne International Drilling Co. (A), 4.65%, 3/15/25	100,000	102,991
Kinder Morgan Inc. (A), 5%, 2/15/21	50,000	51,538
Kinder Morgan Inc., 5.55%, 6/1/45	100,000	104,693
Marathon Oil Corp., 2.7%, 6/1/20	200,000	197,762
Marathon Petroleum Corp., 5.125%, 3/1/21	100,000	103,697
Marathon Petroleum Corp. (A), 3.8%, 4/1/28	100,000	95,902
MPLX L.P., 4.8%, 2/15/29	50,000	51,106
Phillips 66, 4.65%, 11/15/34	100,000	103,514
Phillips 66 Partners L.P., 3.605%, 2/15/25	200,000	195,386
Valero Energy Corp., 6.625%, 6/15/37	300,000	348,871
Valero Energy Partners L.P., 4.5%, 3/15/28	200,000	201,760
		2,412,187

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2019

Corporate Bond Fund Portfolio of Investments (unaudited)

Financials - 41.4%
Banks - 24.7%
Bank of America Corp., MTN, 2.503%, 10/21/22	200,000	195,453
Bank of America Corp., MTN, 3.3%, 1/11/23	200,000	201,010
Bank of America Corp., MTN, (3M USD LIBOR + 0.930%) (C), 2.816%, 7/21/23	100,000	98,353
Bank of America Corp., MTN, (3M USD LIBOR + 1.090%) (C), 3.093%, 10/1/25	100,000	97,390
BB&T Corp., MTN, 2.85%, 10/26/24	200,000	195,912
Citigroup Inc., 2.7%, 10/27/22	250,000	244,725
Citigroup Inc., (3M USD LIBOR + 1.192%) (C), 4.075%, 4/23/29	150,000	151,184
Discover Bank, 3.45%, 7/27/26	100,000	94,066
Goldman Sachs Group Inc./The, 3.625%, 1/22/23	200,000	202,461
Goldman Sachs Group Inc./The, 3.5%, 11/16/26	250,000	240,874
Huntington National Bank/The, 3.55%, 10/6/23	250,000	251,382
JPMorgan Chase & Co., 2.972%, 1/15/23	200,000	198,439
JPMorgan Chase & Co., 3.125%, 1/23/25	300,000	294,226
KeyCorp, MTN, 5.1%, 3/24/21	250,000	260,503
Morgan Stanley, MTN, 3.7%, 10/23/24	200,000	201,483
Morgan Stanley, MTN, 3.875%, 1/27/26	150,000	150,795
Morgan Stanley, FRN, (3M USD LIBOR + 1.340%) (C), 3.591%, 7/22/28	150,000	146,397
PNC Bank NA, 2.45%, 7/28/22	250,000	243,953
PNC Financial Services Group Inc./The, 3.3%, 3/8/22	100,000	100,620
Regions Financial Corp., 3.2%, 2/8/21	250,000	249,951
Regions Financial Corp., 2.75%, 8/14/22	200,000	195,149
		4,014,326
Diversified Financial Services - 9.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (B), 3.875%, 1/23/28	150,000	136,103
Affiliated Managers Group Inc., 4.25%, 2/15/24	300,000	305,509
Air Lease Corp., 3.625%, 4/1/27	100,000	91,752
American Express Co., 2.5%, 8/1/22	200,000	195,415
American Express Co., 4.2%, 11/6/25	100,000	103,572
Capital One Financial Corp., 3.3%, 10/30/24	200,000	194,932
Cboe Global Markets Inc., 3.65%, 1/12/27	150,000	147,705
Intercontinental Exchange Inc., 2.35%, 9/15/22	100,000	97,520
Intercontinental Exchange Inc., 3.75%, 9/21/28	50,000	50,335
Nasdaq Inc., 3.85%, 6/30/26	50,000	49,108
TD Ameritrade Holding Corp., 3.3%, 4/1/27	100,000	97,722
		1,469,673
Insurance - 7.7%
Aflac Inc., 4.75%, 1/15/49	100,000	107,140
American International Group Inc., 3.875%, 1/15/35	200,000	180,274
Berkshire Hathaway Finance Corp., 4.2%, 8/15/48	200,000	205,235
Berkshire Hathaway Inc., 3.125%, 3/15/26	150,000	149,329
Liberty Mutual Group Inc. (A), 4.25%, 6/15/23	23,000	23,363
Liberty Mutual Group Inc. (A), 4.569%, 2/1/29	77,000	78,456
MetLife Inc., 3.6%, 4/10/24	100,000	102,109
New York Life Global Funding (A), 1.95%, 2/11/20	200,000	198,334
Prudential Financial Inc., MTN, 3.5%, 5/15/24	200,000	202,520
		1,246,760
		6,730,759
Health Care - 4.3%
Cigna Corp. (A), 4.9%, 12/15/48	100,000	102,128
CVS Health Corp., 5.125%, 7/20/45	100,000	103,328
UnitedHealth Group Inc., 2.875%, 3/15/23	200,000	199,008
UnitedHealth Group, Inc., 3.5%, 2/15/24	100,000	101,699

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2019

Corporate Bond Fund Portfolio of Investments (unaudited)

Zoetis Inc., 3%, 9/12/27	200,000	186,867
		693,030
Industrials - 5.8%
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	100,000	105,262
CRH America Inc. (A), 3.875%, 5/18/25	200,000	195,945
DAE Funding LLC (A), 5.25%, 11/15/21	50,000	50,375
General Dynamics Corp., 1.875%, 8/15/23	100,000	95,638
Lockheed Martin Corp., 2.9%, 3/1/25	200,000	196,213
Northrop Grumman Corp., 2.93%, 1/15/25	100,000	96,953
Textron Inc., 3.875%, 3/1/25	200,000	197,758
		938,144
Information Technology - 5.3%
Analog Devices Inc., 5.3%, 12/15/45	50,000	52,920
CDW LLC / CDW Finance Corp., 5%, 9/1/23	50,000	50,125
Citrix Systems Inc., 4.5%, 12/1/27	35,000	33,562
Dell International LLC / EMC Corp. (A), 8.35%, 7/15/46	75,000	88,353
Fidelity National Information Services Inc., 4.75%, 5/15/48	100,000	94,943
Fiserv Inc., 3.8%, 10/1/23	100,000	100,085
Intel Corp., 3.734%, 12/8/47	50,000	47,963
Microsoft Corp., 3.5%, 2/12/35	100,000	98,684
NVIDIA Corp., 2.2%, 9/16/21	100,000	98,114
Oracle Corp., 4%, 7/15/46	100,000	96,030
Salesforce.com Inc., 3.7%, 4/11/28	100,000	102,252
		863,031
Materials - 5.2%
Arconic Inc., 5.125%, 10/1/24	50,000	50,352
Dow Chemical Co./The, 4.125%, 11/15/21	200,000	204,854
DowDuPont Inc., 4.725%, 11/15/28	100,000	105,986
Nutrien Ltd. (B), 3.375%, 3/15/25	200,000	191,760
Packaging Corp. of America, 3.65%, 9/15/24	200,000	197,716
WestRock Co. (A), 3.75%, 3/15/25	100,000	98,192
		848,860
Real Estate - 1.2%
Boston Properties L.P., 3.65%, 2/1/26	100,000	98,175
Iron Mountain Inc. (A), 4.875%, 9/15/27	100,000	92,188
		190,363
Utilities - 0.5%
Duke Energy Corp., 3.75%, 9/1/46	100,000	89,695
Total Corporate Notes and Bonds ( Cost $15,178,563 )		15,129,839
LONG TERM MUNICIPAL BONDS - 2.6%
County of Palm Beach FL Revenue, 5%, 11/1/33	200,000	213,756
County of Pasco FL Water & Sewer Revenue, Series B, 6.76%, 10/1/39	200,000	205,024
Total Long Term Municipal Bonds ( Cost $414,223 )		418,780
	Shares
SHORT-TERM INVESTMENTS - 3.8%
State Street Institutional U.S. Government Money Market Fund, 2.32%, Premier Class (D)	614,860	614,860
Total Short-Term Investments ( Cost $614,860 )		614,860
TOTAL INVESTMENTS - 99.5% ( Cost $16,207,646 )		16,163,479
NET OTHER ASSETS AND LIABILITIES - 0.5%		75,476
TOTAL NET ASSETS - 100.0%		$16,238,955

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2019

Corporate Bond Fund Portfolio of Investments (unaudited)

(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(B)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 3.3% of total net assets.
(C)	Floating rate or variable rate note. Rate shown is as of January 31, 2019.
(D)	7-day yield.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2019

High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 90.3%
Communication Services - 4.1%
Altice Luxembourg S.A. (A) (B), 7.625%, 2/15/25	$250,000	$212,500
Frontier Communications Corp. (A), 8.5%, 4/1/26	150,000	136,087
Inmarsat Finance PLC (A) (B), 6.5%, 10/1/24	300,000	291,000
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (A), 3.36%, 3/20/23	171,875	170,930
		810,517
Consumer Discretionary - 18.4%
Cablevision Systems Corp., 5.875%, 9/15/22	250,000	251,250
CCO Holdings LLC / CCO Holdings Capital Corp. (A), 5.875%, 4/1/24	300,000	307,572
Deck Chassis Acquisition Inc. (A) (C), 10%, 6/15/23	150,000	144,750
Diamond Resorts International Inc. (A), 7.75%, 9/1/23	250,000	246,250
DISH DBS Corp., 6.75%, 6/1/21	250,000	254,627
GameStop Corp. (A), 6.75%, 3/15/21	325,000	325,812
IRB Holding Corp. (A), 6.75%, 2/15/26	250,000	233,750
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp. (A), 6.75%, 11/15/21	250,000	258,125
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.625%, 2/15/24	500,000	506,875
Penske Automotive Group Inc., 5.75%, 10/1/22	250,000	253,750
Scientific Games International Inc. (A), 5%, 10/15/25	300,000	284,340
Sirius XM Radio Inc. (A), 4.625%, 5/15/23	250,000	249,688
Univision Communications Inc. (A), 5.125%, 5/15/23	325,000	303,875
		3,620,664
Consumer Staples - 9.4%
ACCO Brands Corp. (A), 5.25%, 12/15/24	250,000	244,375
Avon International Operations Inc. (A), 7.875%, 8/15/22	250,000	252,500
B&G Foods Inc., 4.625%, 6/1/21	250,000	251,325
Dean Foods Co. (A), 6.5%, 3/15/23	250,000	194,570
Pilgrim's Pride Corp. (A), 5.75%, 3/15/25	350,000	343,000
Post Holdings Inc. (A), 5.5%, 3/1/25	250,000	247,500
Simmons Foods Inc. (A), 5.75%, 11/1/24	375,000	306,562
		1,839,832
Energy - 16.0%
American Midstream Partners L.P. / American Midstream Finance Corp. (A), 9.5%, 12/15/21	375,000	348,750
Berry Petroleum Co. LLC (A), 7%, 2/15/26	125,000	121,250
Carrizo Oil & Gas Inc. (C), 6.25%, 4/15/23	375,000	370,312
Indigo Natural Resources LLC (A), 6.875%, 2/15/26	250,000	218,750
Jonah Energy LLC / Jonah Energy Finance Corp. (A), 7.25%, 10/15/25	375,000	277,500
Murphy Oil USA Inc., 5.625%, 5/1/27	400,000	394,000
QEP Resources Inc., 5.375%, 10/1/22	300,000	295,065
Southern Star Central Corp. (A), 5.125%, 7/15/22	300,000	293,250
Sunoco L.P. / Sunoco Finance Corp., 4.875%, 1/15/23	250,000	246,250
Unit Corp., 6.625%, 5/15/21	600,000	567,000
		3,132,127
Financials - 10.2%
Donnelley Financial Solutions Inc., 8.25%, 10/15/24	250,000	247,812
Equinix Inc., 5.875%, 1/15/26	250,000	258,200
Exela Intermediate LLC / Exela Finance Inc. (A), 10%, 7/15/23	250,000	250,000
Jefferies Finance LLC / JFIN Co-Issuer Corp. (A), 7.25%, 8/15/24	250,000	237,813
MPT Operating Partnership L.P. / MPT Finance Corp., 5%, 10/15/27	250,000	243,375
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 7/1/21	300,000	299,250
Quicken Loans Inc. (A), 5.75%, 5/1/25	250,000	241,250
Solera LLC / Solera Finance Inc. (A), 10.5%, 3/1/24	200,000	216,996
		1,994,696
Health Care - 5.3%
Acadia Healthcare Co. Inc., 5.125%, 7/1/22	250,000	245,938
Avantor Inc. (A), 6%, 10/1/24	300,000	306,750

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2019

High Income Fund Portfolio of Investments (unaudited)

Bausch Health Cos. Inc. (A) (B), 5.625%, 12/1/21		233,000	233,291
HCA Inc., 5.875%, 2/15/26		250,000	263,750
			1,049,729
Industrials - 17.4%
ADT Corp./The, 3.5%, 7/15/22		150,000	144,375
ARD Finance S.A., 7.125% Cash, 7.875 PIK (B), 7.125%, 9/15/23		300,000	289,500
Avis Budget Car Rental LLC / Avis Budget Finance Inc. (A) (C), 5.25%, 3/15/25		250,000	224,375
Bombardier Inc. (A) (B), 8.75%, 12/1/21		250,000	265,387
DAE Funding LLC (A), 5%, 8/1/24		250,000	245,750
DAE Funding LLC (A), 5.25%, 11/15/21		150,000	151,125
GFL Environmental Inc. (A) (B), 5.375%, 3/1/23		250,000	233,750
Herc Rentals Inc. (A), 7.5%, 6/1/22		210,000	219,713
Mueller Industries Inc., 6%, 3/1/27		250,000	233,125
Nielsen Finance LLC / Nielsen Finance Co. (A), 5%, 4/15/22		340,000	339,490
Prime Security Services Borrower LLC / Prime Finance Inc. (A), 9.25%, 5/15/23		101,000	106,808
Summit Materials LLC / Summit Materials Finance Corp., 8.5%, 4/15/22		250,000	261,562
Tennant Co., 5.625%, 5/1/25		250,000	246,875
TransDigm Inc., 6%, 7/15/22		250,000	251,875
Waste Pro USA Inc. (A), 5.5%, 2/15/26		200,000	194,000
			3,407,710
Information Technology - 0.5%
Alliance Data Systems Corp. (A), 5.875%, 11/1/21		100,000	100,750

Materials - 3.7%
Cornerstone Chemical Co. (A), 6.75%, 8/15/24		250,000	235,625
Rayonier AM Products Inc. (A) (C), 5.5%, 6/1/24		550,000	497,228
			732,853
Real Estate - 1.5%
Iron Mountain Inc., 5.75%, 8/15/24		300,000	298,500

Utilities - 3.8%
AmeriGas Partners L.P. / AmeriGas Finance Corp., 5.5%, 5/20/25		250,000	245,000
Calpine Corp., 5.5%, 2/1/24		300,000	283,875
NRG Energy Inc., 6.25%, 5/1/24		200,000	207,000
			735,875
Total Corporate Notes and Bonds ( Cost $18,182,990 )			17,723,253
		Shares
SHORT-TERM INVESTMENTS - 13.5%
State Street Institutional U.S. Government Money Market Fund, 2.32%, Premier Class (D)		1,615,791	1,615,791
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43% (D) (E)		1,036,783	1,036,783
Total Short-Term Investments ( Cost $2,652,574 )			2,652,574
TOTAL INVESTMENTS - 103.8% ( Cost $20,835,564 )			20,375,827
NET OTHER ASSETS AND LIABILITIES - (3.8%)			(737,348)

TOTAL NET ASSETS - 100.0%			$19,638,479

(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(B)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 7.8% of total net assets.
(C)
All or a portion of these securities, with an aggregate fair value of $1,018,733 are on loan as part of a securities lending program. See footnote (E) and Note 4 for details on the securities lending program.

(D)	7-day yield.
(E)	Represents investments of cash collateral received in connection with securities lending.
PIK	Payment in Kind.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2019

Diversified Income Fund Portfolio of Investments (unaudited) - continued

	Shares	Value (Note 1)
COMMON STOCKS - 64.5%
Communication Services - 4.5%
Comcast Corp., Class A	93,500	$3,419,295
Verizon Communications Inc.	71,500	3,936,790
		7,356,085
Consumer Discretionary - 6.2%
Home Depot Inc./The	11,500	2,110,595
McDonald's Corp.	17,000	3,039,260
Starbucks Corp.	41,000	2,793,740
TJX Cos. Inc./The	41,000	2,038,930
		9,982,525
Consumer Staples - 7.0%
Hershey Co./The	17,000	1,803,700
Nestle S.A., ADR	31,000	2,704,440
PepsiCo Inc.	25,500	2,873,085
Procter & Gamble Co./The	40,500	3,907,035
		11,288,260
Energy - 4.1%
Chevron Corp.	25,500	2,923,575
Exxon Mobil Corp.	51,500	3,773,920
		6,697,495
Financials - 10.0%
BlackRock Inc.	6,100	2,531,988
Chubb Ltd.	10,500	1,397,025
CME Group Inc.	16,000	2,916,480
Northern Trust Corp.	13,500	1,194,210
Travelers Cos. Inc./The	16,500	2,071,410
US Bancorp	60,500	3,095,180
Wells Fargo & Co.	61,500	3,007,965
		16,214,258
Health Care - 10.1%
Amgen Inc.	10,500	1,964,655
Johnson & Johnson	29,700	3,952,476
Medtronic PLC	33,000	2,916,870
Merck & Co. Inc.	36,500	2,716,695
Novartis AG, ADR	28,800	2,520,576
Pfizer Inc.	54,000	2,292,300
		16,363,572
Industrials - 8.9%
3M Co.	9,000	1,802,700
Caterpillar Inc.	11,000	1,464,760
Emerson Electric Co.	22,500	1,473,075
Fastenal Co.	49,500	2,992,770
Union Pacific Corp.	12,500	1,988,375
United Parcel Service Inc., Class B	24,700	2,603,380
United Technologies Corp.	18,000	2,125,260
		14,450,320
Information Technology - 9.5%
Accenture PLC, Class A	9,000	1,381,950
Analog Devices Inc.	25,000	2,471,500
Automatic Data Processing Inc.	10,000	1,398,400
Cisco Systems Inc.	68,000	3,215,720
Microsoft Corp.	21,500	2,245,245
Paychex Inc.	20,000	1,416,000
Texas Instruments Inc.	32,500	3,272,100

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2019

Diversified Income Fund Portfolio of Investments (unaudited) - continued

		15,400,915
Materials - 1.8%
Linde PLC	18,000	2,934,180

Utilities - 2.4%
Dominion Energy Inc.	24,000	1,685,760
NextEra Energy Inc.	12,500	2,237,250
		3,923,010
Total Common Stocks ( Cost $79,603,398 )		104,610,620
	Par Value
ASSET BACKED SECURITIES - 2.1%
American Express Credit Account Master Trust, Series 2017-1, Class B, 2.1%, 9/15/22	$250,000	247,666
BMW Floorplan Master Owner Trust, Series 2018-1, Class A2, (1M USD LIBOR + 0.320%) (A) (B), 2.829%, 5/15/23	175,000	175,000
CarMax Auto Owner Trust, Series 2018-3, Class A3, 3.13%, 6/15/23	150,000	150,803
Chesapeake Funding II LLC, Series 2018-3A, Class B (A), 3.62%, 1/15/31	100,000	100,610
Chesapeake Funding II LLC, Series 2017-4A, Class A1 (A), 2.12%, 11/15/29	314,274	309,879
Chesapeake Funding II LLC, Series 2018-1A, Class A1 (A), 3.04%, 4/15/30	471,176	471,329
Chesapeake Funding II LLC, Series 2018-2A, Class A1 (A), 3.23%, 8/15/30	150,000	150,351
CNH Equipment Trust, 3.22%, 1/15/26	130,000	130,395
Enterprise Fleet Financing LLC, Series 2015-2, Class A3 (A), 2.09%, 2/22/21	166,118	165,809
Evergreen Credit Card Trust, Series 2019-1, Class B (A), 3.59%, 1/15/23	100,000	99,998
John Deere Owner Trust, Series 2018-B, Class A3, 3.08%, 11/15/22	150,000	150,862
Synchrony Credit Card Master Note Trust, Series 2017-1, Class B, 2.19%, 6/15/23	450,000	444,802
Verizon Owner Trust, Series 2017-1A, Class A (A), 2.06%, 9/20/21	600,000	596,971
Verizon Owner Trust, Series 2018-A, Class A1A, 3.23%, 4/20/23	250,000	251,954
Total Asset Backed Securities ( Cost $3,442,162 )		3,446,429
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.0%
Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	200,000	205,207
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	250,000	259,510
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	80,907	88,585
Fannie Mae REMICS, Series 2011-101, Class NC, 2.5%, 4/25/40	181,582	180,665
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	241,188	242,551
Freddie Mac REMICS, Series 3825, Class CB, 3.5%, 3/15/26	406,565	415,325
Freddie Mac REMICS, Series 3187, Class Z, 5%, 7/15/36	219,222	234,062
Total Collateralized Mortgage Obligations ( Cost $1,675,043 )		1,625,905
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.9%
Fannie Mae-Aces, Series 2016-M2, Class X2, IO (B) (C), 1.101%, 1/25/23	3,562,106	117,475
Fannie Mae-Aces, Series 2013-M12, Class APT (B) (C), 2.402%, 3/25/23	318,031	313,132
FHLMC Multifamily Structured Pass Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	250,000	248,171
FHLMC Multifamily Structured Pass Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	600,000	597,451
FREMF Mortgage Trust, Series 2015-K721, Class B (A) (B) (C), 3.565%, 11/25/47	200,000	199,887
Total Commercial Mortgage-Backed Securities ( Cost $1,488,153 )		1,476,116
CORPORATE NOTES AND BONDS - 11.7%
Communication Services - 0.6%
AT&T Inc., 4.75%, 5/15/46	200,000	187,097
Comcast Corp., 4.15%, 10/15/28	275,000	284,746
Verizon Communications Inc., 4.329%, 9/21/28	431,000	445,898
		917,741
Consumer Discretionary - 2.0%
Advance Auto Parts Inc., 4.5%, 12/1/23	500,000	512,231

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2019

Diversified Income Fund Portfolio of Investments (unaudited) - continued

CCO Holdings LLC / CCO Holdings Capital Corp. (A), 5.875%, 5/1/27	200,000	200,560
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	200,000	204,002
Discovery Communications LLC, 5%, 9/20/37	250,000	234,139
DISH DBS Corp., 6.75%, 6/1/21	100,000	101,851
ERAC USA Finance LLC (A), 6.7%, 6/1/34	45,000	53,975
GameStop Corp. (A), 6.75%, 3/15/21	100,000	100,250
General Motors Financial Co. Inc., 3.2%, 7/6/21	50,000	49,186
GLP Capital L.P. / GLP Financing II Inc., 4.875%, 11/1/20	125,000	126,788
Lennar Corp., 4.75%, 4/1/21	150,000	151,688
Marriott International Inc., 3.125%, 6/15/26	250,000	234,113
McDonald's Corp., MTN, 4.875%, 12/9/45	300,000	311,508
Omnicom Group Inc. / Omnicom Capital Inc., 3.6%, 4/15/26	350,000	339,931
Walgreens Boots Alliance Inc., 4.5%, 11/18/34	155,000	152,912
Warner Media LLC, 4.75%, 3/29/21	400,000	412,779
		3,185,913
Consumer Staples - 0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc. (A), 4.9%, 2/1/46	250,000	238,416
Bunge Ltd. Finance Corp., 3.25%, 8/15/26	250,000	220,449
Conagra Brands Inc., 4.6%, 11/1/25	250,000	253,169
		712,034
Energy - 2.5%
Antero Resources Corp., 5.625%, 6/1/23	150,000	149,625
BP Capital Markets America Inc., 3.119%, 5/4/26	200,000	194,638
ConocoPhillips Co., 4.15%, 11/15/34	129,000	129,190
Energy Transfer Operating L.P., 5.25%, 4/15/29	75,000	77,636
Enterprise Products Operating LLC, 5.2%, 9/1/20	450,000	464,721
Enterprise Products Operating LLC, 3.75%, 2/15/25	300,000	303,669
Exxon Mobil Corp., 4.114%, 3/1/46	225,000	235,899
Jonah Energy LLC / Jonah Energy Finance Corp. (A), 7.25%, 10/15/25	125,000	92,500
Kinder Morgan Inc., 5.55%, 6/1/45	350,000	366,427
Marathon Oil Corp., 2.7%, 6/1/20	300,000	296,643
MPLX L.P., 4.8%, 2/15/29	150,000	153,317
Phillips 66, 4.65%, 11/15/34	500,000	517,567
Schlumberger Holdings Corp. (A), 4%, 12/21/25	300,000	304,461
Unit Corp., 6.625%, 5/15/21	135,000	127,575
Valero Energy Corp., 6.625%, 6/15/37	250,000	290,726
Valero Energy Partners L.P., 4.5%, 3/15/28	300,000	302,639
		4,007,233
Financials - 3.2%
Air Lease Corp., 3.75%, 2/1/22	300,000	298,971
Air Lease Corp., 3.625%, 4/1/27	200,000	183,504
American Express Co., 2.5%, 8/1/22	150,000	146,561
American Express Co., 4.2%, 11/6/25	250,000	258,931
Bank of America Corp., MTN, (3M USD LIBOR + 0.930%) (B), 2.816%, 7/21/23	250,000	245,882
Bank of America Corp., MTN, (3M USD LIBOR + 1.090%) (B), 3.093%, 10/1/25	400,000	389,560
Bank of Montreal (D), 3.3%, 2/5/24	110,000	110,000
BB&T Corp., MTN, 2.85%, 10/26/24	200,000	195,912
Capital One Financial Corp., 2.45%, 4/24/19	200,000	199,805
Capital One Financial Corp., 3.3%, 10/30/24	200,000	194,932
Cboe Global Markets Inc., 3.65%, 1/12/27	175,000	172,322
Fifth Third Bank, 3.35%, 7/26/21	250,000	251,599
Goldman Sachs Group Inc./The(3M USD LIBOR + 1.201%) (B), 3.272%, 9/29/25	350,000	339,837
Intercontinental Exchange Inc., 2.35%, 9/15/22	200,000	195,039
JPMorgan Chase & Co., 2.972%, 1/15/23	300,000	297,659
JPMorgan Chase & Co., 2.95%, 10/1/26	350,000	334,348
Morgan Stanley, MTN, 3.875%, 1/27/26	100,000	100,530
Morgan Stanley, 4.3%, 1/27/45	250,000	246,036
Nasdaq Inc., 3.85%, 6/30/26	50,000	49,108

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2019

Diversified Income Fund Portfolio of Investments (unaudited) - continued

National Rural Utilities Cooperative Finance Corp., 4.3%, 3/15/49	100,000	101,961
Regions Financial Corp., 3.2%, 2/8/21	250,000	249,951
Regions Financial Corp., 2.75%, 8/14/22	250,000	243,936
Synchrony Financial, 3.7%, 8/4/26	150,000	136,965
ZB NA, 3.5%, 8/27/21	250,000	250,416
		5,193,765
Health Care - 1.1%
AbbVie Inc., 3.75%, 11/14/23	150,000	151,844
Cigna Corp. (A), 4.375%, 10/15/28	50,000	51,341
CVS Health Corp., 5.125%, 7/20/45	250,000	258,320
Humana Inc., 2.5%, 12/15/20	300,000	296,529
Shire Acquisitions Investments Ireland DAC (D), 1.9%, 9/23/19	350,000	347,277
UnitedHealth Group Inc., 2.875%, 3/15/23	400,000	398,016
Zoetis Inc., 3%, 9/12/27	350,000	327,017
		1,830,344
Industrials - 0.3%
DAE Funding LLC (A), 5.25%, 11/15/21	100,000	100,750
Masco Corp., 4.375%, 4/1/26	150,000	149,972
Union Pacific Corp., 3.5%, 6/8/23	—	—
United Rentals North America Inc., 4.625%, 7/15/23	200,000	202,310
		453,032
Information Technology - 1.1%
Analog Devices Inc., 5.3%, 12/15/45	225,000	238,142
Broadridge Financial Solutions Inc., 3.95%, 9/1/20	300,000	303,586
Citrix Systems Inc., 4.5%, 12/1/27	55,000	52,740
Dell International LLC / EMC Corp. (A), 8.35%, 7/15/46	75,000	88,353
Fidelity National Information Services Inc., 3%, 8/15/26	155,000	144,179
Fiserv Inc., 3.8%, 10/1/23	150,000	150,127
Intel Corp., 3.734%, 12/8/47	272,000	260,917
Oracle Corp., 4%, 7/15/46	325,000	312,098
Thomson Reuters Corp. (D), 4.3%, 11/23/23	225,000	228,234
		1,778,376
Materials - 0.1%
DowDuPont Inc., 4.725%, 11/15/28	180,000	190,774

Real Estate - 0.4%
Brixmor Operating Partnership L.P., 3.65%, 6/15/24	250,000	243,730
Iron Mountain Inc. (A), 4.875%, 9/15/27	100,000	92,187
Store Capital Corp., 4.5%, 3/15/28	200,000	195,105
Welltower Inc., 4.5%, 1/15/24	200,000	206,087
		737,109
Total Corporate Notes and Bonds ( Cost $19,034,914 )		19,006,321
LONG TERM MUNICIPAL BONDS - 1.8%
County of Pasco FL Water & Sewer Revenue, Series B, 6.76%, 10/1/39	500,000	512,560
Los Angeles Department of Water & Power Revenue, 6.166%, 7/1/40	500,000	521,835
Metropolitan Transportation Authority Revenue, 6.548%, 11/15/31	325,000	395,899
New York City Transitional Finance Authority Future Tax Secured Revenue, 6.267%, 8/1/39	500,000	507,840
Rancho Water District Financing Authority Revenue, (Prerefunded 8/1/20 @ $100), 6.337%, 8/1/40	5,000	5,256
Rancho Water District Financing Authority Revenue, 6.337%, 8/1/40	225,000	236,461
University of Massachusetts Building Authority Revenue, 6.573%, 5/1/39	500,000	504,130
Washington County School District #1 West Union, General Obligation, 4.355%, 6/30/34	200,000	210,542
Total Long Term Municipal Bonds ( Cost $2,914,584 )		2,894,523
MORTGAGE BACKED SECURITIES - 6.7%
Fannie Mae - 4.6%

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2019

Diversified Income Fund Portfolio of Investments (unaudited) - continued

3%, 9/1/30 Pool # 890696	186,592	186,969
3%, 12/1/30 Pool # AL8924	304,679	305,294
7%, 11/1/31 Pool # 607515	6,794	7,502
3.5%, 12/1/31 Pool # MA0919	479,925	489,436
7%, 5/1/32 Pool # 644591	845	863
3.5%, 8/1/32 Pool # MA3098	196,404	200,190
3.5%, 9/1/32 Pool # MA3126	162,771	165,908
5.5%, 10/1/33 Pool # 254904	45,071	49,118
7%, 7/1/34 Pool # 792636	4,696	4,802
4%, 2/1/35 Pool # MA2177	313,338	325,379
5%, 8/1/35 Pool # 829670	42,575	45,575
5%, 9/1/35 Pool # 820347	54,342	58,529
5%, 9/1/35 Pool # 835699	44,538	47,818
3%, 12/1/35 Pool # AS6267	267,810	268,443
5%, 12/1/35 Pool # 850561	15,323	16,413
5.5%, 9/1/36 Pool # 831820	78,271	85,206
5.5%, 10/1/36 Pool # 901723	28,326	30,422
5.5%, 12/1/36 Pool # 903059	57,258	62,130
4.5%, 7/1/41 Pool # AB3274	162,202	170,493
5.5%, 7/1/41 Pool # AL6588	146,265	159,380
3.5%, 6/1/42 Pool # AO4134	258,192	261,178
4%, 6/1/42 Pool # MA1087	180,513	186,335
3.5%, 8/1/42 Pool # AP2133	195,745	198,009
3.5%, 8/1/42 Pool # AO8100	152,840	154,607
4%, 10/1/42 Pool # AP7363	331,319	342,033
3%, 2/1/43 Pool # AL3072	280,334	276,975
3%, 2/1/43 Pool # AB8486	296,881	293,232
3%, 2/1/43 Pool # AB8563	179,658	177,431
3%, 3/1/43 Pool # AB8818	289,066	285,483
3.5%, 3/1/43 Pool # AT0310	144,806	146,478
4%, 1/1/45 Pool # MA2145	333,455	342,919
4%, 1/1/45 Pool # AS4257	115,329	118,663
4.5%, 2/1/45 Pool # MA2193	232,661	243,109
3.5%, 12/1/45 Pool # AS6309	150,439	151,783
3%, 1/1/47 Pool # BE0108	217,958	214,691
3.5%, 12/1/47 Pool # MA3210	577,070	579,999
4%, 7/1/48 Pool # MA3415	241,023	247,014
3.5%, 1/1/49 Pool # MA3574	497,439	499,964
		7,399,773
Freddie Mac - 2.1%
4.5%, 2/1/25 Pool # J11722	29,007	29,896
4.5%, 5/1/25 Pool # J12247	25,605	26,394
8%, 6/1/30 Pool # C01005	1,005	1,152
6.5%, 1/1/32 Pool # C62333	34,956	38,335
3.5%, 11/1/40 Pool # G06168	272,285	275,930
4.5%, 9/1/41 Pool # Q03516	143,287	150,698
4%, 10/1/41 Pool # Q04092	196,483	203,078
3%, 8/1/42 Pool # G08502	248,974	246,136
3%, 9/1/42 Pool # C04233	254,503	251,563
3%, 4/1/43 Pool # V80025	295,619	292,128
3%, 4/1/43 Pool # V80026	290,909	287,443
3.5%, 8/1/44 Pool # Q27927	456,062	461,497
3%, 7/1/45 Pool # G08653	177,968	175,290
3.5%, 8/1/45 Pool # Q35614	335,929	339,386
3%, 10/1/46 Pool # G60722	264,565	260,483
4%, 3/1/47 Pool # Q46801	322,971	332,209
		3,371,618
Ginnie Mae - 0.0%
6.5%, 2/20/29 Pool # 2714	12,245	13,775

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2019

Diversified Income Fund Portfolio of Investments (unaudited) - continued

6.5%, 4/20/31 Pool # 3068		7,106	8,082
			21,857
Total Mortgage Backed Securities ( Cost $10,983,326 )			10,793,248
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.0%
Federal Farm Credit Bank - 0.1%
3.470%, 5/7/24		$225,000	225,183

Federal Home Loan Bank - 0.3%
2.000%, 12/21/23 (E)		400,000	399,304

U.S. Treasury Bonds - 2.3%
6.625%, 2/15/27		700,000	905,543
3.750%, 8/15/41		400,000	453,000
3.000%, 5/15/42		600,000	603,281
2.500%, 2/15/45		450,000	409,131
2.500%, 5/15/46		400,000	362,078
2.250%, 8/15/46		450,000	385,946
3.000%, 5/15/47		500,000	499,375
3.000%, 2/15/48		115,000	114,699
			3,733,053
U.S. Treasury Notes - 5.3%
2.625%, 11/15/20		1,600,000	1,603,625
2.000%, 11/15/21		1,000,000	988,164
1.750%, 5/15/22		2,000,000	1,956,797
2.500%, 8/15/23		1,500,000	1,503,164
2.125%, 3/31/24		1,000,000	983,828
1.500%, 8/15/26		1,000,000	927,813
2.875%, 5/15/28		650,000	663,076
			8,626,467
Total U.S. Government and Agency Obligations ( Cost $12,955,735 )			12,984,007
		Shares
SHORT-TERM INVESTMENTS - 4.2%
State Street Institutional U.S. Government Money Market Fund, 2.32%, Premier Class (F)		6,842,345	6,842,345
Total Short-Term Investments ( Cost $6,842,345 )			6,842,345
TOTAL INVESTMENTS - 100.9% ( Cost $138,939,660 )			163,679,514
NET OTHER ASSETS AND LIABILITIES - (0.9%)			(1,521,012)
TOTAL NET ASSETS - 100.0%			$162,158,502

(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(B)	Floating rate or variable rate note. Rate shown is as of January 31, 2019.
(C)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.4% of total net assets.
(E)	Stepped rate security. Rate shown is as of January 31, 2019.
(F)	7-day yield.
ADR	American Depositary Receipt.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2019

Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 76.6%
Communication Services - 10.4%
Alphabet Inc., Class C * (A)	4,100	$4,577,117
CenturyLink Inc. (A)	218,000	3,339,760
Discovery Inc., Class C * (A)	103,000	2,744,950
T-Mobile U.S. Inc. * (A)	49,900	3,474,038
		14,135,865
Consumer Discretionary - 7.0%
General Motors Co. (A)	75,100	2,930,402
Lowe's Cos. Inc. (A)	25,000	2,404,000
Nordstrom Inc. (A)	52,300	2,427,243
Whirlpool Corp.	13,300	1,769,033
		9,530,678
Consumer Staples - 5.6%
Archer-Daniels-Midland Co. (A)	56,000	2,514,400
JM Smucker Co./The (A)	27,500	2,884,200
PepsiCo Inc. (A)	20,000	2,253,400
		7,652,000
Energy - 11.1%
Apache Corp. (A)	77,700	2,550,114
Baker Hughes, a GE Co.	126,300	2,976,891
Canadian Natural Resources Ltd. (A)	63,000	1,692,180
EOG Resources Inc. (A)	36,500	3,620,800
Range Resources Corp. (A)	202,200	2,230,266
Transocean Ltd. *	250,000	2,142,500
		15,212,751
Financials - 7.3%
Bank of America Corp. (A)	132,800	3,780,816
Citigroup Inc. (A)	200	12,892
JPMorgan Chase & Co. (A)	27,000	2,794,500
Northern Trust Corp. (A)	25,000	2,211,500
Regions Financial Corp. (A)	81,300	1,233,321
		10,033,029
Health Care - 11.9%
Baxter International Inc. (A)	59,500	4,313,155
Cerner Corp. * (A)	24,300	1,334,313
CVS Health Corp. (A)	48,200	3,159,510
Gilead Sciences Inc. (A)	38,500	2,695,385
McKesson Corp. (A)	10,500	1,346,625
Medtronic PLC (A)	38,000	3,358,820
		16,207,808
Industrials - 2.6%
Delta Air Lines Inc. (A)	42,100	2,081,003
FedEx Corp. (A)	8,000	1,420,560
		3,501,563
Information Technology - 9.1%
Broadcom Inc. (A)	11,000	2,950,750
Microsoft Corp. (A)	43,800	4,574,034
QUALCOMM Inc. (A)	58,800	2,911,776
Texas Instruments Inc. (A)	20,000	2,013,600
		12,450,160
Materials - 9.6%
Alcoa Corp. *	93,700	2,781,016

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2019

Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

DowDuPont Inc. (A)				23,000	1,237,630
Freeport-McMoRan Inc.				290,900	3,386,076
Newmont Mining Corp. (A)				90,200	3,076,722
Steel Dynamics Inc. (A)				70,000	2,561,300
					13,042,744
Utilities - 2.0%
AES Corp. (A)				100	1,639
Sempra Energy (A)				23,500	2,749,030
					2,750,669
Total Common Stocks ( Cost $126,211,084 )					104,517,267
EXCHANGE TRADED FUNDS - 4.1%
Invesco DB Gold Fund				78,000	3,165,240
VanEck Vectors Gold Miners ETF (A)				103,600	2,350,684
Total Exchange Traded Funds ( Cost $5,591,598 )					5,515,924
SHORT-TERM INVESTMENTS - 18.3%
State Street Institutional U.S. Government Money Market Fund, 2.32%, Premier Class (B)				24,947,218	24,947,218
Total Short-Term Investments ( Cost $24,947,218 )					24,947,218
TOTAL PUT OPTIONS PURCHASED - 0.0%					54,375
TOTAL INVESTMENTS - 99.0% ( Cost $157,699,654 )					135,034,784
TOTAL CALL & PUT OPTIONS WRITTEN - (2.0%)					(2,694,250)
NET OTHER ASSETS AND LIABILITIES - 3.0%					4,110,221
TOTAL NET ASSETS - 100.0%					$136,450,755

*	Non-income producing.
(A)	All or a portion of these securities’ positions, with a value of $82,593,305, represent covers (directly or through conversion rights) for outstanding options written.
(B)	7-day yield.
ETF	Exchange Traded Fund.
PLC	Public Limited Company.
Purchased Option Contracts Outstanding at January 31, 2019
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Put Option Purchased
S&P 500 Index	$2,500.00	02/15/2019	250	$62,500,000	$54,375	$949,754	$(895,379)
Total Put Options Purchased					$54,375	$949,754	$(895,379)

Written Option Contracts Outstanding at January 31, 2019
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Call Options Written
AES Corp.	$14.00	02/15/2019	(1)	$(1,400)	$(240)	$(59)	$(181)
Alphabet Inc., Class C	1,080.00	02/15/2019	(41)	(4,428,000)	(226,320)	(134,356)	(91,964)
Apache Corp.	35.00	03/15/2019	(390)	(1,365,000)	(37,245)	(45,160)	7,915
Archer-Daniels-Midland Co.	44.00	03/15/2019	(280)	(1,232,000)	(48,720)	(29,440)	(19,280)
Bank of America Corp.	27.00	03/15/2019	(658)	(1,776,600)	(120,743)	(44,425)	(76,318)
Bank of America Corp.	26.00	02/15/2019	(670)	(1,742,000)	(169,510)	(40,204)	(129,306)
Baxter International Inc.	72.50	03/15/2019	(300)	(2,175,000)	(56,250)	(37,189)	(19,061)
Baxter International Inc.	75.00	05/17/2019	(295)	(2,212,500)	(54,575)	(45,841)	(8,734)
Broadcom Inc.	260.00	02/15/2019	(110)	(2,860,000)	(127,050)	(87,935)	(39,115)
Canadian Natural Resources Ltd.	28.00	03/15/2019	(315)	(882,000)	(20,475)	(20,155)	(320)
CenturyLink Inc.	17.00	02/15/2019	(1,090)	(1,853,000)	(12,535)	(73,474)	60,939
Cerner Corp.	55.00	03/15/2019	(243)	(1,336,500)	(58,928)	(27,933)	(30,995)

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2019

Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

Citigroup Inc.	55.00	02/15/2019	(2)	(11,000)	(1,900)	(230)	(1,670)
CVS Health Corp.	70.00	02/15/2019	(232)	(1,624,000)	(3,480)	(36,184)	32,704
CVS Health Corp.	67.50	03/15/2019	(250)	(1,687,500)	(41,375)	(39,101)	(2,274)
Delta Air Lines Inc.	50.00	02/15/2019	(162)	(810,000)	(14,175)	(17,006)	2,831
Delta Air Lines Inc.	50.00	03/15/2019	(210)	(1,050,000)	(31,500)	(26,704)	(4,796)
Delta Air Lines Inc.	55.00	03/15/2019	(49)	(269,500)	(1,127)	(7,544)	6,417
Discovery Inc., Class C	27.50	02/15/2019	(510)	(1,402,500)	(19,125)	(19,872)	747
Discovery Inc., Class C	27.50	03/15/2019	(520)	(1,430,000)	(52,000)	(40,146)	(11,854)
DowDuPont Inc.	55.00	02/15/2019	(230)	(1,265,000)	(15,180)	(37,022)	21,842
EOG Resources Inc.	92.50	02/15/2019	(190)	(1,757,500)	(143,450)	(75,240)	(68,210)
EOG Resources Inc.	105.00	03/15/2019	(175)	(1,837,500)	(35,612)	(37,594)	1,982
FedEx Corp.	165.00	02/15/2019	(80)	(1,320,000)	(106,200)	(45,517)	(60,683)
General Motors Co.	36.00	03/15/2019	(400)	(1,440,000)	(142,000)	(46,058)	(95,942)
General Motors Co.	40.00	04/18/2019	(351)	(1,404,000)	(50,895)	(41,314)	(9,581)
Gilead Sciences Inc.	70.00	02/15/2019	(190)	(1,330,000)	(36,195)	(30,840)	(5,355)
Gilead Sciences Inc.	72.50	03/15/2019	(195)	(1,413,750)	(34,222)	(29,377)	(4,845)
JM Smucker Co./The	100.00	02/15/2019	(75)	(750,000)	(39,000)	(11,272)	(27,728)
JM Smucker Co./The	110.00	04/18/2019	(131)	(1,441,000)	(28,820)	(24,099)	(4,721)
JM Smucker Co./The	115.00	04/18/2019	(69)	(793,500)	(6,900)	(8,593)	1,693
JPMorgan Chase & Co.	110.00	03/15/2019	(270)	(2,970,000)	(14,175)	(28,521)	14,346
LOWE'S Cos. Inc.	100.00	03/15/2019	(250)	(2,500,000)	(53,750)	(45,086)	(8,664)
McKesson Corp.	120.00	02/15/2019	(105)	(1,260,000)	(103,950)	(24,291)	(79,659)
Medtronic PLC	90.00	02/15/2019	(380)	(3,420,000)	(25,080)	(71,407)	46,327
Microsoft Corp.	110.00	02/15/2019	(219)	(2,409,000)	(5,913)	(55,771)	49,858
Microsoft Corp.	115.00	03/15/2019	(219)	(2,518,500)	(6,132)	(27,282)	21,150
Newmont Mining Corp.	35.00	03/15/2019	(450)	(1,575,000)	(41,175)	(31,133)	(10,042)
Nordstrom Inc.	50.00	04/18/2019	(403)	(2,015,000)	(67,503)	(94,835)	27,332
Northern Trust Corp.	90.00	02/15/2019	(103)	(927,000)	(10,300)	(19,962)	9,662
PepsiCo Inc.	115.00	03/15/2019	(200)	(2,300,000)	(27,000)	(69,342)	42,342
QUALCOMM Inc.	60.00	02/15/2019	(588)	(3,528,000)	(2,352)	(108,976)	106,624
Range Resources Corp.	13.00	03/15/2019	(566)	(735,800)	(8,490)	(30,657)	22,167
Regions Financial Corp.	14.00	02/15/2019	(813)	(1,138,200)	(107,723)	(34,102)	(73,621)
Sempra Energy	120.00	04/18/2019	(235)	(2,820,000)	(44,062)	(33,375)	(10,687)
Steel Dynamics Inc.	33.00	03/15/2019	(350)	(1,155,000)	(141,750)	(40,934)	(100,816)
Steel Dynamics Inc.	36.00	03/15/2019	(350)	(1,260,000)	(65,625)	(31,138)	(34,487)
T-Mobile U.S. Inc.	67.50	02/15/2019	(120)	(810,000)	(37,320)	(25,306)	(12,014)
T-Mobile U.S. Inc.	70.00	03/15/2019	(250)	(1,750,000)	(62,000)	(41,353)	(20,647)
T-Mobile U.S. Inc.	72.50	05/17/2019	(129)	(935,250)	(37,023)	(32,920)	(4,103)
Texas Instruments Inc.	105.00	03/15/2019	(200)	(2,100,000)	(29,600)	(38,562)	8,962
VanEck Vectors Gold Miners ETF	22.00	02/15/2019	(520)	(1,144,000)	(47,580)	(31,489)	(16,091)
Total Call Options Written					$(2,674,250)	$(2,076,326)	$(597,924)

Put Options Written
S&P 500 Index	$2,350.00	02/15/2019	(250)	(58,750,000)	$(20,000)	$(325,040)	$305,040
Total Put Options Written					$(20,000)	$(325,040)	$305,040
Total Options Written, at Value					$(2,694,250)	$(2,401,366)	$(292,884)

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2019

Dividend Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 96.4%
Communication Services - 6.8%
Comcast Corp., Class A	116,000	$4,242,120
Verizon Communications Inc.	89,500	4,927,870
		9,169,990
Consumer Discretionary - 9.2%
Home Depot Inc./The	14,000	2,569,420
McDonald's Corp.	21,500	3,843,770
Starbucks Corp.	49,000	3,338,860
TJX Cos. Inc./The	52,000	2,585,960
		12,338,010
Consumer Staples - 10.5%
Hershey Co./The	21,000	2,228,100
Nestle S.A., ADR	38,000	3,315,120
PepsiCo Inc.	32,000	3,605,440
Procter & Gamble Co./The	50,500	4,871,735
		14,020,395
Energy - 6.2%
Chevron Corp.	31,500	3,611,475
Exxon Mobil Corp.	63,500	4,653,280
		8,264,755
Financials - 14.9%
BlackRock Inc.	7,200	2,988,576
Chubb Ltd.	13,500	1,796,175
CME Group Inc.	20,000	3,645,600
Northern Trust Corp.	17,000	1,503,820
Travelers Cos. Inc./The	20,000	2,510,800
US Bancorp	74,000	3,785,840
Wells Fargo & Co.	76,000	3,717,160
		19,947,971
Health Care - 15.0%
Amgen Inc.	12,500	2,338,875
Johnson & Johnson	36,500	4,857,420
Medtronic PLC	41,000	3,623,990
Merck & Co. Inc.	45,000	3,349,350
Novartis AG, ADR	35,000	3,063,200
Pfizer Inc.	68,000	2,886,600
		20,119,435
Industrials - 13.3%
3M Co.	11,500	2,303,450
Caterpillar Inc.	13,500	1,797,660
Emerson Electric Co.	28,000	1,833,160
Fastenal Co.	60,500	3,657,830
Union Pacific Corp.	15,000	2,386,050
United Parcel Service Inc., Class B	30,500	3,214,700
United Technologies Corp.	22,500	2,656,575
		17,849,425
Information Technology - 14.2%
Accenture PLC, Class A	11,500	1,765,825
Analog Devices Inc.	31,000	3,064,660
Automatic Data Processing Inc.	12,000	1,678,080
Cisco Systems Inc.	84,000	3,972,360
Microsoft Corp.	27,500	2,871,825

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2019

Dividend Income Fund Portfolio of Investments (unaudited)

Paychex Inc.		24,500	1,734,600
Texas Instruments Inc.		39,000	3,926,520
			19,013,870
Materials - 2.7%
Linde PLC		22,000	3,586,220

Utilities - 3.6%
Dominion Energy Inc.		30,000	2,107,200
NextEra Energy Inc.		15,500	2,774,190
			4,881,390
Total Common Stocks ( Cost $112,721,045 )			129,191,461
SHORT-TERM INVESTMENTS - 3.2%
State Street Institutional U.S. Government Money Market Fund, 2.32%, Premier Class (A)		4,274,946	4,274,946
Total Short-Term Investments ( Cost $4,274,946 )			4,274,946
TOTAL INVESTMENTS - 99.6% ( Cost $116,995,991 )			133,466,407
NET OTHER ASSETS AND LIABILITIES - 0.4%			480,938
TOTAL NET ASSETS - 100.0%			$133,947,345

(A)	7-day yield.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2019

Large Cap Value Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 97.5%
Communication Services - 8.6%
CenturyLink Inc.	61,500	$942,180
Discovery Inc., Class C *	101,000	2,691,650
Verizon Communications Inc.	44,500	2,450,170
		6,084,000
Consumer Discretionary - 2.0%
Lowe's Cos. Inc.	15,000	1,442,400

Consumer Staples - 9.0%
Archer-Daniels-Midland Co.	70,000	3,143,000
Procter & Gamble Co./The	33,000	3,183,510
		6,326,510
Energy - 8.1%
Chevron Corp.	8,000	917,200
EOG Resources Inc.	34,500	3,422,400
Murphy Oil Corp.	49,500	1,353,825
		5,693,425
Financials - 19.5%
American Express Co.	14,500	1,489,150
Aon PLC	12,500	1,952,875
Bank of America Corp.	81,500	2,320,305
Bank of New York Mellon Corp./The	43,000	2,249,760
JPMorgan Chase & Co.	31,500	3,260,250
US Bancorp	48,000	2,455,680
		13,728,020
Health Care - 15.8%
Baxter International Inc.	45,500	3,298,295
Eli Lilly & Co.	33,000	3,955,380
Humana Inc.	4,000	1,235,960
Medtronic PLC	30,000	2,651,700
		11,141,335
Industrials - 4.9%
Jacobs Engineering Group Inc.	53,000	3,434,400

Information Technology - 4.6%
Broadcom Inc.	3,000	804,750
First Data Corp., Class A *	98,000	2,415,700
		3,220,450
Materials - 4.3%
Barrick Gold Corp.	92,000	1,231,880
Cleveland-Cliffs Inc.	170,000	1,820,700
		3,052,580
Real Estate - 4.6%
Boston Properties Inc., REIT	13,000	1,714,310
Prologis Inc., REIT	22,500	1,556,100
		3,270,410
Utilities - 16.1%
AES Corp.	282,000	4,621,980
NRG Energy Inc.	88,000	3,600,080
Sempra Energy	27,000	3,158,460
		11,380,520
Total Common Stocks ( Cost $59,304,740 )		68,774,050

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2019

Large Cap Value Fund Portfolio of Investments (unaudited)

SHORT-TERM INVESTMENTS - 3.5%
State Street Institutional U.S. Government Money Market Fund, 2.32%, Premier Class (A)		2,499,400	2,499,400
Total Short-Term Investments ( Cost $2,499,400 )			2,499,400
TOTAL INVESTMENTS - 101.0% ( Cost $61,804,140 )			71,273,450
NET OTHER ASSETS AND LIABILITIES - (1.0%)			(740,589)
TOTAL NET ASSETS - 100.0%			$70,532,861

*	Non-income producing.
(A)	7-day yield.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2019

Investors Fund Portfolio of Investments (unaudited) - continued

		Shares	Value (Note 1)
	COMMON STOCKS - 93.7%
	Communication Services - 6.4%
	Alphabet Inc., Class C *	10,371	$11,577,873
	Omnicom Group Inc.	82,606	6,433,355
			18,011,228
	Consumer Discretionary - 18.8%
	Booking Holdings Inc. *	3,930	7,202,943
	CarMax Inc. *	133,863	7,868,467
	Dollar Tree Inc. *	115,816	11,214,463
	Lowe's Cos. Inc.	123,455	11,871,433
	Starbucks Corp.	72,996	4,973,948
	TJX Cos. Inc./The	205,605	10,224,737
			53,355,991
	Financials - 15.3%
	Berkshire Hathaway Inc., Class B *	53,420	10,979,947
	Brookfield Asset Management Inc., Class A	289,922	12,481,142
	Charles Schwab Corp./The	134,135	6,273,494
	US Bancorp	265,687	13,592,547
			43,327,130
	Health Care - 13.6%
	Danaher Corp.	93,260	10,344,399
	Henry Schein Inc. *	130,460	10,136,742
	Novartis AG, ADR	134,961	11,811,787
	Varian Medical Systems Inc. *	47,427	6,261,787
			38,554,715
	Industrials - 10.0%
	Copart Inc. *	120,591	6,105,522
	Jacobs Engineering Group Inc.	206,742	13,396,882
	PACCAR Inc.	135,517	8,879,074
			28,381,478
	Information Technology - 17.6%
	Accenture PLC, Class A	33,717	5,177,245
	Analog Devices Inc.	68,807	6,802,260
	CDW Corp.	88,205	7,344,830
	Cognizant Technology Solutions Corp., Class A	171,002	11,915,419
	TE Connectivity Ltd.	130,628	10,574,337
	Visa Inc., Class A	58,850	7,945,339
			49,759,430
	Materials - 8.1%
	Linde PLC	56,942	9,282,115
	PPG Industries Inc.	128,379	13,536,282
			22,818,397
	Real Estate - 3.9%
	American Tower Corp.	64,376	11,126,748
Total Common Stocks ( Cost $201,279,573 )			265,335,117
	SHORT-TERM INVESTMENTS - 6.2%
	State Street Institutional U.S. Government Money Market Fund, 2.32%, Premier Class (A)	17,636,157	17,636,157
Total Short-Term Investments ( Cost $17,636,157 )			17,636,157
TOTAL INVESTMENTS - 99.9% ( Cost $218,915,730 )			282,971,274
NET OTHER ASSETS AND LIABILITIES - 0.1%			343,915
TOTAL NET ASSETS - 100.0%			$283,315,189

*	Non-income producing.
(A)	7-day yield.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2019

Mid Cap Fund Portfolio of Investments (unaudited) (continued)

	Shares	Value (Note 1)
COMMON STOCKS - 92.3%
Consumer Discretionary - 28.8%
Household Durables - 2.6%
Mohawk Industries Inc. *	92,133	$11,865,809

Media - 6.9%
Liberty Broadband Corp., Class C *	261,864	22,263,677
Liberty Global PLC, Series C *	364,421	8,585,759
		30,849,436
Multiline Retail - 5.1%
Dollar Tree Inc. *	234,787	22,734,425

Specialty Retail - 14.2%
CarMax Inc. *	278,150	16,349,657
Floor & Decor Holdings Inc., Class A *	318,723	10,929,012
O'Reilly Automotive Inc. *	54,025	18,620,256
Ross Stores Inc.	105,325	9,702,539
TJX Cos. Inc./The	168,564	8,382,688
		63,984,152
		129,433,822
Consumer Staples - 0.8%
Brown-Forman Corp., Class B	77,570	3,665,183

Financials - 22.4%
Arch Capital Group Ltd. *	827,680	24,292,408
Brookfield Asset Management Inc., Class A	402,918	17,345,620
Brown & Brown Inc.	631,433	17,149,720
Glacier Bancorp Inc.	245,233	10,343,928
Markel Corp. *	18,902	19,913,446
WR Berkley Corp.	149,402	11,487,520
		100,532,642
Health Care - 7.1%
Henry Schein Inc. *	209,396	16,270,069
Laboratory Corp. of America Holdings *	110,840	15,445,554
		31,715,623
Industrials - 13.5%
Copart Inc. *	277,155	14,032,357
Expeditors International of Washington Inc.	248,931	17,250,918
Fastenal Co.	216,771	13,105,975
IHS Markit Ltd. *	310,439	16,117,993
		60,507,243
Information Technology - 9.2%
Alliance Data Systems Corp.	40,443	7,182,272
Amphenol Corp., Class A	145,141	12,760,797
CDW Corp.	165,947	13,818,406
TE Connectivity Ltd.	94,706	7,666,451
		41,427,926
Materials - 7.6%
Axalta Coating Systems Ltd. *	634,136	16,246,564
Crown Holdings Inc. *	207,298	10,572,198
NewMarket Corp.	18,556	7,442,626
		34,261,388

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2019

Mid Cap Fund Portfolio of Investments (unaudited) (continued)

Real Estate - 2.9%
Crown Castle International Corp.		110,775	12,967,322
Total Common Stocks ( Cost $301,257,081 )			414,511,149
SHORT-TERM INVESTMENTS - 9.9%
State Street Institutional U.S. Government Money Market Fund, 2.32%, Premier Class (A)		44,382,435	44,382,435
Total Short-Term Investments ( Cost $44,382,435 )			44,382,435
TOTAL INVESTMENTS - 102.2% ( Cost $345,639,516 )			458,893,584
NET OTHER ASSETS AND LIABILITIES - (2.2%)			(9,768,792)
TOTAL NET ASSETS - 100.0%			$449,124,792

*	Non-income producing.
(A)	7-day yield.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2019

Small Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 95.6%
Consumer Discretionary - 5.5%
Cato Corp./The, Class A	10,753	$159,682
Cooper Tire & Rubber Co.	9,710	341,792
Gentherm Inc. *	10,330	439,645
Helen of Troy Ltd. *	2,096	243,220
Nutrisystem Inc.	8,630	374,628
TRI Pointe Group Inc. *	37,164	499,856
		2,058,823
Consumer Staples - 3.0%
C&C Group PLC (A)	154,902	584,606
Cranswick PLC (A)	14,017	530,637
		1,115,243
Energy - 4.2%
Dorian LPG Ltd. *	29,336	160,761
Era Group Inc. *	15,524	146,236
Resolute Energy Corp. * (B)	15,888	520,014
Scorpio Tankers Inc.	12,268	229,780
SEACOR Holdings Inc. *	8,970	371,268
SEACOR Marine Holdings Inc. *	12,902	170,952
		1,599,011
Financials - 19.2%
1st Source Corp.	8,001	363,245
Banc of California Inc.	34,474	502,631
First Busey Corp.	18,879	467,444
First Midwest Bancorp Inc.	42,068	926,337
Flushing Financial Corp.	21,311	472,678
Great Western Bancorp Inc.	18,510	653,218
International Bancshares Corp.	16,914	599,940
Kemper Corp.	6,625	498,068
MB Financial Inc.	19,381	860,129
Northwest Bancshares Inc.	49,435	872,033
Solar Capital Ltd.	15,915	326,417
Synovus Financial Corp.	7,394	261,895
Union Bankshares Corp.	14,310	451,624
		7,255,659
Health Care - 4.5%
Allscripts Healthcare Solutions Inc. *	60,254	710,395
AMN Healthcare Services Inc. *	5,121	331,790
CorVel Corp. *	6,256	390,812
Natus Medical Inc. *	7,929	267,524
		1,700,521
Industrials - 32.6%
Aerospace & Defense - 1.3%
Astronics Corp. *	7,937	243,428
Cubic Corp.	3,878	249,239
		492,667
Air Freight & Logistics - 1.3%
Forward Air Corp.	8,648	506,167

Building Products - 2.6%
American Woodmark Corp. *	7,580	530,221
Tyman PLC (A)	154,227	469,359
		999,580

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2019

Small Cap Fund Portfolio of Investments (unaudited)

Commercial Services & Supplies - 4.6%
ACCO Brands Corp.	51,887	458,162
Matthews International Corp., Class A	8,969	399,031
SP Plus Corp. *	13,538	448,108
Steelcase Inc., Class A	25,098	414,117
		1,719,418
Construction & Engineering - 1.3%
Primoris Services Corp.	15,082	300,886
Valmont Industries Inc.	1,500	193,500
		494,386
Electrical Equipment - 1.8%
Thermon Group Holdings Inc. *	30,053	693,022

Machinery - 11.2%
Albany International Corp., Class A	9,207	632,153
CIRCOR International Inc. *	8,764	242,324
ESCO Technologies Inc.	12,762	830,934
Luxfer Holdings PLC	26,058	518,815
Mueller Industries Inc.	33,581	870,084
TriMas Corp. *	38,465	1,115,100
		4,209,410
Professional Services - 7.2%
Forrester Research Inc.	15,690	704,638
FTI Consulting Inc. *	3,834	261,939
Huron Consulting Group Inc. *	12,111	585,567
ICF International Inc.	5,429	357,880
Mistras Group Inc. *	21,605	317,809
Navigant Consulting Inc.	18,360	475,891
		2,703,724
Trading Companies & Distributors - 1.3%
GATX Corp.	6,491	491,239
		12,309,613
Information Technology - 7.1%
Belden Inc.	16,905	906,277
Coherent Inc. *	680	80,376
CTS Corp.	15,584	442,118
Rudolph Technologies Inc. *	5,660	122,935
ScanSource Inc. *	6,754	258,746
WNS Holdings Ltd., ADR *	17,617	859,533
		2,669,985
Materials - 7.4%
Greif Inc., Class A	11,371	443,469
Neenah Inc.	7,232	503,854
Orion Engineered Carbons S.A.	28,009	772,768
Sensient Technologies Corp.	11,735	736,723
Stepan Co.	4,010	352,599
		2,809,413
Real Estate - 10.4%
Alexander & Baldwin Inc., REIT *	29,630	682,675
Corporate Office Properties Trust, REIT	21,787	537,921
DiamondRock Hospitality Co., REIT	35,793	363,657
Physicians Realty Trust, REIT	38,280	693,251
PotlatchDeltic Corp., REIT	17,287	637,545
RPT Realty, REIT	50,595	662,288
Summit Hotel Properties Inc., REIT	30,589	341,679
		3,919,016

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2019

Small Cap Fund Portfolio of Investments (unaudited)

Utilities - 1.7%
New Jersey Resources Corp.		6,655	322,768
Spire Inc.		4,139	328,512
			651,280
Total Common Stocks ( Cost $27,222,956 )			36,088,564
SHORT-TERM INVESTMENTS - 6.0%
State Street Institutional U.S. Government Money Market Fund, 2.32%, Premier Class (C)		1,723,590	1,723,590
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43% (C) (D)		533,273	533,273
Total Short-Term Investments ( Cost $2,256,863 )			2,256,863
TOTAL INVESTMENTS - 101.6% ( Cost $29,479,819 )			38,345,427
NET OTHER ASSETS AND LIABILITIES - (1.6%)			(585,897)
TOTAL NET ASSETS - 100.0%			$37,759,530

*	Non-income producing.
(A)
Due to events that occurred between the close of the exchange on which this security is traded and that of the New York Stock Exchange, fair value was determined for this security using methods determined in good faith by or at the discretion of the Board of Trustees (see Note 2).

(B)
All or a portion of these securities, with an aggregate fair value of $509,606, are on loan as part of a securities lending program. See footnote (D) and Note 4 for details on the securities lending program.

(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ADR	American Depositary Receipt.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2019

International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 96.1%
Australia - 2.0%
BHP Group PLC (A)	17,359	$385,286

Belgium - 2.5%
Anheuser-Busch InBev S.A. (A)	6,200	473,402

Canada - 6.6%
Canadian National Railway Co.	2,556	213,300
National Bank of Canada	5,251	246,974
Rogers Communications Inc., Class B	7,034	380,514
Suncor Energy Inc.	13,057	421,139
		1,261,927
China - 0.8%
Ping An Insurance Group Co. of China Ltd., Class H (A)	15,000	146,592

Denmark - 1.5%
Carlsberg AS, Class B (A)	2,446	279,808

Finland - 2.9%
Nordea Bank Abp (A)	30,793	279,741
Sampo Oyj, Class A (A)	6,214	284,436
		564,177
France - 11.3%
Air Liquide S.A. (A)	2,287	277,820
Capgemini SE (A)	2,710	300,360
Cie de Saint-Gobain (A)	4,753	164,203
Cie Generale des Etablissements Michelin (A)	1,684	183,254
Safran S.A. (A)	3,297	433,264
Societe Generale S.A. (A)	4,944	153,906
Vinci S.A. (A)	3,521	310,408
Vivendi S.A. (A)	13,686	348,914
		2,172,129
Germany - 3.7%
Fresenius SE & Co. KGaA (A)	2,740	141,950
SAP SE (A)	5,471	565,088
		707,038
Hong Kong - 0.9%
Techtronic Industries Co. Ltd. (A)	31,500	183,364

India - 1.3%
ICICI Bank Ltd., ADR	25,411	259,446

Ireland - 3.9%
Medtronic PLC	5,726	506,121
Ryanair Holdings PLC, ADR *	3,558	252,618
		758,739
Israel - 0.8%
Bank Leumi Le-Israel BM (A)	23,455	154,931

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2019

International Stock Fund Portfolio of Investments (unaudited)

Japan - 13.6%
Daiwa House Industry Co. Ltd. (A)	15,496	502,297
Don Quijote Holdings Co. Ltd. (A)	5,200	302,234
Kao Corp. (A)	3,610	254,402
Komatsu Ltd. (A)	3,600	91,466
Makita Corp. (A)	6,900	244,221
Nexon Co. Ltd. * (A)	19,600	299,658
Shin-Etsu Chemical Co. Ltd. (A)	3,300	278,497
Sumitomo Mitsui Financial Group Inc. (A)	9,000	334,632
Suzuki Motor Corp. (A)	2,500	130,283
Yamaha Corp. (A)	4,100	179,399
		2,617,089
Netherlands - 3.6%
ABN AMRO Group N.V. (A) (B)	9,113	227,130
Koninklijke DSM N.V. (A)	1,640	153,645
Wolters Kluwer N.V. (A)	4,903	305,514
		686,289
Norway - 3.0%
Equinor ASA (A)	10,101	230,444
Telenor ASA (A)	18,766	355,033
		585,477
Singapore - 2.6%
DBS Group Holdings Ltd. (A)	19,840	353,075
NetLink NBN Trust (A)	259,900	151,569
		504,644
South Korea - 1.0%
Samsung Electronics Co. Ltd. (A)	4,808	200,892

Spain - 1.8%
Red Electrica Corp. S.A. (A)	14,783	340,228

Sweden - 3.3%
Assa Abloy AB, Class B (A)	20,257	377,466
Epiroc AB, Class A * (A)	26,471	254,653
		632,119
Switzerland - 7.4%
Ferguson PLC (A)	6,676	446,622
Julius Baer Group Ltd. * (A)	4,691	188,517
Novartis AG (A)	9,023	787,471
		1,422,610
United Kingdom - 21.6%
Aon PLC	3,372	526,808
Compass Group PLC (A)	20,735	443,633
Diageo PLC (A)	6,288	239,770
Howden Joinery Group PLC (A)	27,923	185,276
Informa PLC (A)	26,230	232,836
Melrose Industries PLC (A)	55,608	123,294
Prudential PLC (A)	31,154	607,829
RELX PLC (A)	22,228	492,045
Royal Dutch Shell PLC, Class A (A)	21,332	661,668
RSA Insurance Group PLC (A)	27,972	188,343
Unilever PLC (A)	7,891	413,407
Weir Group PLC/The	1,733	34,209
		4,149,118

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2019

International Stock Fund Portfolio of Investments (unaudited)

Total Common Stocks ( Cost $14,993,724 )			18,485,305
PREFERRED STOCK - 1.9%
Germany - 1.9%
Volkswagen AG (A)		2,143	364,541
Total Preferred Stocks ( Cost $407,371 )			364,541
SHORT-TERM INVESTMENTS - 2.3%
United States - 2.3%
State Street Institutional U.S. Government Money Market Fund, 2.32%, Premier Class (C)		433,239	433,239
Total Short-Term Investments ( Cost $433,239 )			433,239
TOTAL INVESTMENTS - 100.3% ( Cost $15,834,334 )			19,283,085
NET OTHER ASSETS AND LIABILITIES - (0.3%)			(58,920)
TOTAL NET ASSETS - 100.0%			$19,224,165

*	Non-income producing.
(A)
Due to events that occurred between the close of the exchange on which this security is traded and that of the New York Stock Exchange, fair value was determined for this security using methods determined in good faith by or at the discretion of the Board of Trustees (see Note 1).

(B)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	7-day yield.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2019

International Stock Fund Portfolio of Investments (unaudited)

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 1/31/19
Communication Services	6.4%
Consumer Discretionary	14.7%
Consumer Staples	8.7%
Energy	6.8%
Financials	20.5%
Health Care	7.4%
Industrials	16.4%
Information Technology	7.2%
Materials	5.6%
Real Estate	2.6%
Short-Term Investments	2.2%
Utilities	1.8%
Net Other Assets and Liabilities	(0.30)%
100%

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2019

Notes to Portfolio of Investments (unaudited)

1. Portfolio Valuation: Madison Funds, a Delaware business trust (the "Trust" and each series of the Trust referred to individually as a "Fund" and collectively, the "Funds") values securities and other investments as follows: Equity securities, including American Depositary Receipts ("ADRs"), Global Depository Receipts ("GDRs") and exchange-traded funds ("ETFs") listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price ("NOCP"). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities purchased (other than short-term obligations) with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measurements based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network of dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value ("NAV") which is calculated as of the close of regular trading on the New York Stock Exchange (the "NYSE"), usually 4:00 p.m. Eastern Standard Time on each day on which the NYSE is open for business. NAV per share is determined by dividing each fund's total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of each Allocation Fund consist primarily of shares of other registered investment companies (the "Underlying Funds"), the NAV of each fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities.

Short-term instruments having maturities of 60 days or less and all securities in the Government Money Market Fund are valued on an amortized cost basis, which approximates market value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser's opinion, do not reflect the current fair value, are appraised at their fair values as determined in good faith by the Pricing Committee ( the "Committee") and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or NOCP. Because the Allocation Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to "fair value" any of the investments of these funds. However, an Underlying Fund may need to "fair value" one or more of its investments, which may, in turn, require an Allocation Fund to do the same because of delays in obtaining the Underlying Fund's NAV.

A fund's investments will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the fund's share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.

2. Fair Value Measurements: Each fund has adopted Financial Accounting Standards Board (the "FASB") guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Madison Funds | January 31, 2019

Notes to Portfolio of Investments (unaudited)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the funds to measure fair value for the period ended January 31, 2019 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of January 31, 2019, none of the funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of January 31, 2019, in valuing the funds' investments carried at fair value (please see the Portfolio of Investments for each fund for a listing of all securities within each category):

	Quoted Prices in Active Markets for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs	Value at
Fund[1]	(Level 1)	(Level 2)	(Level 3)	1/31/19
Conservative Allocation
Investment Companies	$66,558,251	$—	$—	$66,558,251
Short-Term Investments	3,072,080	—	—	3,072,080
	69,630,331	—	—	69,630,331
Moderate Allocation
Investment Companies	132,180,332	—	—	132,180,332
Short-Term Investments	9,835,651	—	—	9,835,651
	142,015,983	–	–	142,015,983
Aggressive Allocation
Investment Companies	59,495,986	—	—	59,495,986
Short-Term Investments	5,803,822	—	—	5,803,822
	65,299,808	—	—	65,299,808
Government Money Market[2]
U.S Government and Agency Obligations	—	14,325,277	—	14,325,277
Short-Term Investments	430,150	—	—	430,150
	430,150	14,325,277		14,755,427
Tax-Free Virginia
Municipal Bonds	—	21,000,623	—	21,000,623
Tax-Free National
Municipal Bonds	—	23,287,215	—	23,287,215
High Quality Bond
Corporate Notes and Bonds	—	38,195,482	—	38,195,482
U.S. Government and Agency Obligations	—	54,174,376	—	54,174,376
Short-Term Investments	3,468,048	—	—	3,468,048
	3,468,048	92,369,858	—	95,837,906
Core Bond
Assets:
Asset Backed Securities	—	10,493,772	—	10,493,772
Collateralized Mortgage Obligations	—	5,133,229	—	5,133,229

Madison Funds | January 31, 2019

Notes to Portfolio of Investments (unaudited)

Commercial Mortgage-Backed Securities	—	5,225,848	—	5,225,848
Corporate Notes and Bonds	—	61,013,552	—	61,013,552
Long Term Municipal Bonds	—	7,616,282	—	7,616,282
Mortgage Backed Securities	—	34,143,938	—	34,143,938
U.S. Government and Agency Obligations	—	35,386,479	—	35,386,479
Short-Term Investments	3,767,861	—	—	3,767,861
	3,767,861	159,013,100	—	162,780,961

Corporate Bond
Corporate Notes and Bonds	—	15,129,839	—	15,129,839
Long Term Municipal Bonds	—	418,780	—	418,780
Short-Term Investments	614,860	—	—	614,860
	614,860	15,548,619	—	16,163,479
High Income
Corporate Notes and Bonds	—	17,723,253	—	17,723,253
Short-Term Investments	2,652,574	—	—	2,652,574
	2,652,574	17,723,253	—	20,375,827
Diversified Income
Common Stocks	104,610,620	—	—	104,610,620
Asset Backed Securities	—	3,446,429	—	3,446,429
Collateralized Mortgage Obligations	—	1,625,905	—	1,625,905
Commercial Mortgage-Backed Securities	—	1,476,116	—	1,476,116
Corporate Notes and Bonds	—	19,006,321	—	19,006,321
Long Term Municipal Bonds	—	2,894,523	—	2,894,523
Mortgage Backed Securities	—	10,793,248	—	10,793,248
U.S. Government and Agency Obligations	—	12,984,007	—	12,984,007
Short-Term Investments	6,842,345	—	—	6,842,345
	111,452,965	52,226,549	—	163,679,514
Covered Call & Equity Income
Assets:
Common Stocks	104,517,267	—	—	104,517,267
Exchange Traded Funds	5,515,924	—	—	5,515,924
Short-Term Investments	24,947,218	—	—	24,947,218
Put Options Purchased	54,375			54,375
	135,034,784	—	—	135,034,784
Liabilities:
Call & Put Options Written	(2,694,250)	—	—	(2,694,250)
Dividend Income
Common Stocks	129,191,461	—	—	129,191,461
Short-Term Investments	4,274,946	—	—	4,274,946
	133,466,407	—	—	133,466,407
Large Cap Value
Common Stocks	68,774,050	—	—	68,774,050
Short-Term Investments	2,499,400	—	—	2,499,400
	71,273,450	—	—	71,273,450
Investors
Common Stocks	265,335,117	—	—	265,335,117
Short-Term Investments	17,636,157	—	—	17,636,157
	282,971,274	—	—	282,971,274
Mid Cap
Common Stocks	414,511,149	—	—	414,511,149

Madison Funds | January 31, 2019

Notes to Portfolio of Investments (unaudited)

Short-Term Investments	44,382,435	—	—	44,382,435
	458,893,584	—	—	458,893,584
Small Cap
Common Stocks	34,503,962	1,584,602	—	36,088,564
Short-Term Investments	2,256,863	—	—	2,256,863
	36,760,825	1,584,602	—	38,345,427
International Stock
Common Stocks
Australia	—	385,286	—	385,286
Belgium	—	473,402	—	473,402
Canada	—	1,261,927	—	1,261,927
China	—	146,592	—	146,592
Denmark	—	279,808	—	279,808
Finland	—	564,177	—	564,177
France	—	2,172,129	—	2,172,129
Germany	—	707,038	—	707,038
Hong Kong	—	183,364	—	183,364
India	259,446	—	—	259,446
Ireland	758,739	—	—	758,739
Israel	—	154,931	—	154,931
Japan	—	2,617,089	—	2,617,089
Netherlands	—	686,289	—	686,289
Norway	—	585,477	—	585,477
Singapore	—	504,644	—	504,644
South Korea	—	200,892	—	200,892
Spain	—	340,228	—	340,228
Sweden	—	632,119	—	632,119
Switzerland	—	1,422,610	—	1,422,610
United Kingdom	561,017	3,588,101	—	4,149,118
Preferred Stocks	—	364,541	—	364,541
Short-Term Investments	433,239	—	—	433,239
	2,012,441	17,270,644	—	19,283,085

1See respective Portfolio of Investments for underlying holdings in each fund. For additional information on the Underlying funds held in the Allocation funds, including shareholder prospectuses and financial reports, please visit each Underlying Fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.
2At January 31, 2019, all Level 2 securities held are U.S. Government and Agency Obligations. See respective Portfolio of Investments.

Derivatives: The FASB issued guidance intended to enhance financial statement disclosure for derivative instruments and enable investors to understand: a) how and why a fund uses derivative investments, b) how derivative instruments are accounted for, and c) how derivative instruments affect a fund's financial position, results of operations.

The following table presents the types of derivatives in the Covered Call & Equity Income Fund as of January 31, 2019 and their effects:

		Asset Derivatives		Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments	Fair Value	Derivatives not accounted for as hedging instruments	Fair Value
Covered Call & Equity Income	Equity contracts, options purchased	$54,375	Equity contracts, options written	$2,694,250

Madison Funds | January 31, 2019

Notes to Portfolio of Investments (unaudited)

3. FEDERAL INCOME TAX INFORMATION

At January 31, 2019, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, as computed on a federal income tax basis for each fund were as follows:

Fund	Appreciation	Depreciation	Net
Conservative Allocation Fund	$736,508	$675,565	$60,943
Moderate Allocation Fund	4,579,390	1,515,017	3,064,373
Aggressive Allocation Fund	2,935,655	803,050	2,132,605
Government Money Market	—	—	—
Tax-Free Virginia Fund	421,819	55,763	366,056
Tax-Free National Fund	582,799	64,900	517,899
High Quality Bond Fund	227,956	767,053	(539,097)
Core Bond Fund	1,817,494	2,515,511	(698,017)
Corporate Bond Fund	190,327	234,494	(44,167)
High Income Fund	190,227	649,964	(459,737)
Diversified Income Fund	26,516,445	1,776,591	24,739,854
Covered Call & Equity Income	1,625,434	24,583,188	(22,957,754)
Dividend Income Fund	17,859,961	1,389,545	16,470,416
Large Cap Value Fund	10,332,102	862,792	9,469,310
Investors Fund	65,593,689	1,538,145	64,055,544
Mid Cap Fund	118,586,761	5,332,693	113,254,068
Small Cap Fund	9,914,972	1,049,364	8,865,608
International Stock Fund	4,110,529	661,778	3,448,751

4. SECURITIES LENDING

The Board of Trustees has authorized the Funds, other than the Government Money Market Fund, to engage in securities lending with State Street Bank and Trust Company as securities lending agent pursuant to a Securities Lending Authorization Agreement (the “Agreement”) and subject to certain securities lending policies and procedures. Under the terms of the Agreement, and subject to the policies and procedures, the authorized funds may lend portfolio securities to qualified borrowers in order to generate additional income, while managing risk associated with the securities lending program. The Agreement requires that loans are collateralized at all times by cash or U.S. government securities, initially equal to at least 102% of the value of domestic securities and 105% of non-domestic securities. The loaned securities and collateral are marked to market daily to maintain collateral at 102% of the total loaned portfolio for each broker/borrower. The primary risk associated with securities lending is loss associated with investment of cash and non-cash collateral. A secondary risk is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The fund could experience delays and costs in recovering securities loaned or in gaining access to the collateral. Under the Agreement, the securities lending agent has provided a limited indemnification in the event of a borrower default. The funds do not have a master netting agreement.

As of January 31, 2019, the aggregate fair value of securities on loan for the Madison fund family was $16,156,705. Cash collateral received for such loans are reinvested into the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral is comprised of U.S. Treasuries or Government securities. See below for fair value on loan and collateral breakout for each fund and each respective fund’s portfolio of investments for individual securities identified on loan.

Madison Funds | January 31, 2019

Notes to Portfolio of Investments (unaudited)

	Fair Value on Loan	Cash Collateral	Non-Cash Collateral
Madison Conservative Allocation Fund	$3,989,480	$1,584,579	$2,476,702
Madison Moderate Allocation Fund	5,407,971	5,487,065	-
Madison Aggressive Allocation Fund	4,302,264	2,752,193	1,605,649
Madison High Quality Bond	483,684	492,158	-
Madison Core Bond Fund	444,967	452,025	-
Madison High Income Fund	1,018,733	1,036,783	-
Madison Small Cap Fund	509,606	533,273	-

5. CONCENTRATION OF RISK

Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statements' volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The International Stock Fund may enter into these contracts primarily to protect the fund from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The funds may be subject to interest rate risk which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the fair value of income-bearing securities. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to risk. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain fund investments, which could cause the value of a fund's investments and share price to decline. The Core Bond Fund may invest in derivatives tied to fixed-income markets and may be more substantially exposed to these risks than a fund that does not invest in derivatives.

The Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither the Investment Adviser nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00.

The Tax-Free Funds invest in municipal securities. Municipal securities generally are subject to possible default, bankruptcy or insolvency of the issuer. Principal and interest repayment may be affected by federal, state and local legislation, referendums, judicial decisions and executive acts. The tax-exempt status of municipal securities may be affected by future changes in the tax laws, litigation involving the tax status of the securities and errors and omissions by issuers and their counsel. Madison will not attempt to make an independent determination of the present or future tax-exempt status of municipal securities acquired for the funds. While most municipal securities have a readily available market, a variety of factors, including the scarcity of issues and the fact that tax-free investments are inappropriate for significant numbers of investors, limit the depth of the market for these securities. Accordingly, it may be more difficult for the funds to sell large blocks of municipal securities advantageously than would be the case with comparable taxable securities.

The Core Bond Fund may invest in futures contracts or options on futures contracts. Investing in futures contracts and options on futures entail certain other risks such as: unanticipated changes in interest rates, securities prices or currency exchange rates, and may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and portfolio position which is intended to be protected, the desired protection may not be obtained and the fund may be exposed to risk of loss. Perfect correlation between the fund’s futures positions and portfolio positions may be difficult to achieve.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The fund generally invests at least 80% of its net assets in high yield securities.

The Covered Call & Equity Income Fund invests in options on securities. As the writer of a covered call option, the fund forgoes, during the option's life, the opportunity to profit from increases in the fair value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline. A writer of a put option is exposed to the risk of loss if fair value of the underlying securities declines, but profits only to the extent of the premium received if the underlying security increases in value. The writer of an option has no control over the time when it may be required to fulfill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

Madison Funds | January 31, 2019

Notes to Portfolio of Investments (unaudited)

The Allocation Funds are fund of funds, meaning that each invests primarily in Underlying Funds, including ETFs. Thus, each fund's investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests; and the Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests and the expenses of that fund. Accordingly, the Allocation Funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds.

Additionally, the Allocation Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the Underlying Fund(s) selected to fulfill a particular asset class underperforms their peers. Asset allocation risk is the risk that the allocation of the fund's assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

The funds are also subject to cybersecurity risk, which include the risks associated with computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the funds, the Investment Adviser, and other service providers, their systems, networks, or devices could potentially be breached. The funds, their shareholders, and the Investment Adviser could be negatively impacted as a result of a cybersecurity breach. The funds cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the funds. The funds do monitor this risk closely.

In addition to the other risks described above and in the prospectus, you should understand what we refer to as "unknown market risks". While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the funds.

6. Subsequent Events: Management has evaluated the impact of all subsequent events on the funds through the date of the Schedule of Portfolio Holdings were available for issue. No events have taken place that meet the definition of subsequent event that require adjustment to, or disclosure in the Schedule of Portfolio Holdings.

Item 2. Controls Procedures.

(a)
The Registrant's principal executive officer and principal financial officer determined that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Funds®

By: /s/ Kevin S. Thompson
Kevin S. Thompson, Chief Legal Officer

Date: March 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Katherine L. Frank
Katherine L. Frank, Principal Executive Officer

Date: March 20, 2019

By: /s/ Greg Hoppe
Greg Hoppe, Principal Financial Officer

Date: March 20, 2019